UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210(

Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Capital Development Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.2
Bank of America Corp.	3.4	3.0
JPMorgan Chase & Co.	3.3	3.4
Microsoft Corp.	3.0	2.9
Citigroup, Inc.	2.9	2.5
General Electric Co.	2.5	2.6
Comcast Corp. Class A	1.9	1.7
ConocoPhillips Co.	1.9	1.3
State Street Corp.	1.8	1.6
Procter & Gamble Co.	1.8	2.1
	25.9

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	20.3
Information Technology	18.6	20.8
Health Care	15.0	14.8
Energy	13.2	13.1
Industrials	10.7	11.8

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
Stocks	98.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 8.5%

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.1%
Fiat Chrysler Automobiles NV (a)	356,500	$3,898,221
Distributors - 0.2%
LKQ Corp. (a)	210,100	6,149,627
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp.	26,100	1,489,527
Household Durables - 0.6%
KB Home	648,900	12,900,132
Taylor Morrison Home Corp. (a)	315,400	6,724,328
		19,624,460
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	273,849	3
Media - 4.9%
AMC Networks, Inc. Class A (a)	96,400	5,656,752
Comcast Corp. Class A	1,536,100	57,741,999
Scripps Networks Interactive, Inc. Class A	175,900	13,785,283
Sinclair Broadcast Group, Inc. Class A	165,200	6,690,600
The Walt Disney Co.	138,800	15,738,532
Time Warner, Inc.	330,700	32,312,697
Viacom, Inc. Class B (non-vtg.)	326,800	15,235,416
		147,161,279
Multiline Retail - 0.7%
Target Corp.	391,150	21,587,569
Specialty Retail - 1.3%
L Brands, Inc.	90,300	4,253,130
Lowe's Companies, Inc.	355,100	29,192,771
TJX Companies, Inc.	67,100	5,306,268
		38,752,169
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. Class C (non-vtg.) (c)	57,200	1,046,760

TOTAL CONSUMER DISCRETIONARY		239,709,615

CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Diageo PLC	259,679	7,435,961
Dr. Pepper Snapple Group, Inc.	69,300	6,785,856
Molson Coors Brewing Co. Class B	158,100	15,131,751
The Coca-Cola Co.	835,100	35,441,644
		64,795,212
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	48,100	8,065,889
CVS Health Corp.	220,100	17,277,850
Kroger Co.	301,900	8,903,031
		34,246,770
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	316,488	2,658,499
Hostess Brands, Inc. Class A (a)	350,500	5,562,435
		8,220,934
Household Products - 1.8%
Procter & Gamble Co.	592,205	53,209,619
Personal Products - 0.3%
Coty, Inc. Class A	320,800	5,816,104
Unilever NV (NY Reg.)	86,100	4,277,448
		10,093,552
Tobacco - 0.3%
Altria Group, Inc.	140,000	9,998,800

TOTAL CONSUMER STAPLES		180,564,887

ENERGY - 13.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	219,500	13,130,490
Ensco PLC Class A	240,500	2,152,475
National Oilwell Varco, Inc.	345,100	13,835,059
Oceaneering International, Inc.	291,500	7,893,820
Schlumberger Ltd.	52,400	4,092,440
		41,104,284
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(c)	1,487,409	788,327
Anadarko Petroleum Corp.	167,200	10,366,400
Apache Corp.	553,000	28,418,670
Cabot Oil & Gas Corp.	664,300	15,883,413
Cenovus Energy, Inc.	1,264,700	14,312,693
Chevron Corp.	398,727	42,811,318
ConocoPhillips Co.	1,149,600	57,330,552
Golar LNG Ltd.	145,963	4,076,747
Imperial Oil Ltd.	500,500	15,250,036
Kinder Morgan, Inc.	1,248,900	27,151,086
Legacy Reserves LP (a)	211,124	483,474
Noble Energy, Inc.	42,700	1,466,318
PDC Energy, Inc. (a)	24,100	1,502,635
SM Energy Co.	208,500	5,008,170
Suncor Energy, Inc.	1,666,500	51,166,068
Teekay Offshore Partners LP	197,100	999,297
The Williams Companies, Inc.	1,669,292	49,394,350
Williams Partners LP	620,800	25,347,264
		351,756,818

TOTAL ENERGY		392,861,102

FINANCIALS - 22.2%
Banks - 14.9%
Bank of America Corp.	4,341,600	102,418,344
Citigroup, Inc.	1,483,404	88,737,227
Comerica, Inc.	154,600	10,602,468
JPMorgan Chase & Co.	1,135,410	99,734,414
PNC Financial Services Group, Inc.	152,016	18,278,404
Regions Financial Corp.	1,105,500	16,062,915
SunTrust Banks, Inc.	696,700	38,527,510
U.S. Bancorp	628,642	32,375,063
Wells Fargo & Co.	812,550	45,226,533
		451,962,878
Capital Markets - 6.4%
CBOE Holdings, Inc.	65,700	5,326,299
Charles Schwab Corp.	548,255	22,374,287
Goldman Sachs Group, Inc.	57,100	13,117,012
KKR & Co. LP	756,785	13,796,191
Morgan Stanley	820,200	35,137,368
Northern Trust Corp.	338,495	29,306,897
State Street Corp.	693,990	55,248,544
The Blackstone Group LP	689,000	20,463,300
		194,769,898
Insurance - 0.1%
MetLife, Inc.	58,680	3,099,478
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,415,461	14,338,620
Radian Group, Inc.	504,100	9,053,636
		23,392,256

TOTAL FINANCIALS		673,224,510

HEALTH CARE - 15.0%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	141,700	17,179,708
Alnylam Pharmaceuticals, Inc. (a)	35,700	1,829,625
Amgen, Inc.	233,615	38,329,213
Biogen, Inc. (a)	46,200	12,632,004
BioMarin Pharmaceutical, Inc. (a)	74,000	6,495,720
Celldex Therapeutics, Inc. (a)	10,900	39,349
Genocea Biosciences, Inc. (a)(c)	48,100	292,929
Gilead Sciences, Inc.	145,900	9,909,528
Insmed, Inc. (a)	147,800	2,587,978
Intercept Pharmaceuticals, Inc. (a)(c)	148,814	16,830,863
Myriad Genetics, Inc. (a)(c)	100,900	1,937,280
Regeneron Pharmaceuticals, Inc. (a)	10,000	3,875,100
Spark Therapeutics, Inc. (a)	48,300	2,576,322
TESARO, Inc. (a)	6,330	973,997
Trevena, Inc. (a)	269,300	988,331
Vertex Pharmaceuticals, Inc. (a)	90,500	9,896,175
		126,374,122
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	66,700	2,962,147
Alere, Inc. (a)	459,800	18,267,854
Boston Scientific Corp. (a)	1,764,851	43,891,844
Medtronic PLC	233,300	18,794,648
NxStage Medical, Inc. (a)	226,600	6,079,678
Zimmer Biomet Holdings, Inc.	78,600	9,597,846
		99,594,017
Health Care Providers & Services - 2.1%
Aetna, Inc.	23,800	3,035,690
Anthem, Inc.	72,500	11,990,050
Cigna Corp.	97,000	14,209,530
Express Scripts Holding Co. (a)	116,800	7,698,288
Humana, Inc.	35,400	7,297,356
McKesson Corp.	116,380	17,254,499
UnitedHealth Group, Inc.	14,500	2,378,145
		63,863,558
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	294,555
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	230,200	12,170,674
Pharmaceuticals - 5.0%
Allergan PLC	29,400	7,024,248
Bristol-Myers Squibb Co.	321,600	17,488,608
GlaxoSmithKline PLC sponsored ADR	1,142,400	48,163,584
Jazz Pharmaceuticals PLC (a)	112,600	16,341,638
Johnson & Johnson	238,060	29,650,373
Novartis AG sponsored ADR	3,500	259,945
Sanofi SA	26,735	2,416,718
Teva Pharmaceutical Industries Ltd. sponsored ADR	674,350	21,639,892
TherapeuticsMD, Inc. (a)	1,127,200	8,115,840
		151,100,846

TOTAL HEALTH CARE		453,397,772

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.9%
General Dynamics Corp.	18,900	3,538,080
Textron, Inc.	131,100	6,239,049
The Boeing Co.	86,600	15,316,076
United Technologies Corp.	295,900	33,202,939
		58,296,144
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	101,179	7,820,125
FedEx Corp.	43,700	8,528,055
United Parcel Service, Inc. Class B	246,000	26,395,800
		42,743,980
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	81,900	6,788,691
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,000	2,856,000
AMETEK, Inc.	280,400	15,164,032
Hubbell, Inc. Class B	50,918	6,112,706
Melrose Industries PLC	1,920,855	5,366,805
		29,499,543
Industrial Conglomerates - 2.5%
General Electric Co.	2,476,700	73,805,660
Machinery - 0.8%
Aumann AG (a)	11,200	647,590
Colfax Corp. (a)	42,900	1,684,254
Deere & Co.	40,200	4,376,172
Flowserve Corp.	257,800	12,482,676
Wabtec Corp.	74,500	5,811,000
		25,001,692
Professional Services - 0.4%
IHS Markit Ltd. (a)	118,374	4,965,789
Verisk Analytics, Inc. (a)	81,600	6,621,024
		11,586,813
Road & Rail - 2.5%
CSX Corp.	610,200	28,404,810
Genesee & Wyoming, Inc. Class A (a)	137,800	9,351,108
J.B. Hunt Transport Services, Inc.	157,700	14,467,398
Norfolk Southern Corp.	104,400	11,689,668
Old Dominion Freight Lines, Inc.	74,600	6,383,522
Union Pacific Corp.	54,900	5,815,008
		76,111,514

TOTAL INDUSTRIALS		323,834,037

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,525,300	51,555,140
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	62,700	53,157,060
Class C (a)	53,183	44,118,489
Facebook, Inc. Class A (a)	110,600	15,710,730
		112,986,279
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	91,000	5,416,320
First Data Corp. Class A (a)	298,695	4,629,773
MasterCard, Inc. Class A	281,000	31,604,070
Paychex, Inc.	349,300	20,573,770
PayPal Holdings, Inc. (a)	135,100	5,812,002
Unisys Corp. (a)(c)	722,347	10,076,741
Visa, Inc. Class A	466,800	41,484,516
		119,597,192
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	870,690	49,925,365
Software - 3.9%
Adobe Systems, Inc. (a)	83,500	10,865,855
Autodesk, Inc. (a)	175,300	15,158,191
Microsoft Corp.	1,393,900	91,802,254
		117,826,300
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	726,100	104,311,524
Western Digital Corp.	91,200	7,526,736
		111,838,260

TOTAL INFORMATION TECHNOLOGY		563,728,536

MATERIALS - 3.3%
Chemicals - 2.7%
CF Industries Holdings, Inc.	249,600	7,325,760
E.I. du Pont de Nemours & Co.	76,847	6,173,120
Intrepid Potash, Inc. (a)(c)	1,716,240	2,951,933
LyondellBasell Industries NV Class A	150,700	13,742,333
Monsanto Co.	238,600	27,009,520
Potash Corp. of Saskatchewan, Inc.	730,200	12,475,199
W.R. Grace & Co.	185,500	12,931,205
		82,609,070
Containers & Packaging - 0.5%
WestRock Co.	270,034	14,049,869
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	369,700	4,939,192

TOTAL MATERIALS		101,598,131

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	5,500	668,470
Crown Castle International Corp.	30,400	2,871,280
Public Storage	20,700	4,531,437
		8,071,187
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	396,506	19,329,668
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	679,100	24,434,018
PPL Corp.	16,500	616,935
		25,050,953
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	754,808	5,932,790

TOTAL UTILITIES		30,983,743

TOTAL COMMON STOCKS
(Cost $2,369,721,629)		2,987,303,188
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,375,000)	1,375,000	687,500
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)
(Cost $5,206,756)	5,206,756	5,206,756

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.84% (e)	25,023,514	25,028,518
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	12,145,277	12,146,492
TOTAL MONEY MARKET FUNDS
(Cost $37,174,733)		37,175,010
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,413,478,118)		3,030,372,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		421,067
NET ASSETS - 100%		$3,030,793,521

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,206,759 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$5,206,756

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,867
Fidelity Securities Lending Cash Central Fund	111,633
Total	$174,500

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$239,709,615	$239,709,612	$--	$3
Consumer Staples	180,564,887	173,128,926	7,435,961	--
Energy	392,861,102	392,861,102	--	--
Financials	673,224,510	673,224,510	--	--
Health Care	453,397,772	450,981,054	2,416,718	--
Industrials	323,834,037	323,834,037	--	--
Information Technology	563,728,536	563,728,536	--	--
Materials	101,598,131	101,598,131	--	--
Real Estate	8,071,187	8,071,187	--	--
Telecommunication Services	19,329,668	19,329,668	--	--
Utilities	30,983,744	30,983,744	--	--
Corporate Bonds	687,500	--	687,500	--
Other	5,206,756	--	--	5,206,756
Money Market Funds	37,175,009	37,175,009	--	--
Total Investments in Securities:	$3,030,372,454	$3,014,625,516	$10,540,179	$5,206,759

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,334,875) — See accompanying schedule: Unaffiliated issuers (cost $2,376,303,385)	$2,993,197,444
Fidelity Central Funds (cost $37,174,733)	37,175,010
Total Investments (cost $2,413,478,118)		$3,030,372,454
Restricted cash		31,150
Foreign currency held at value (cost $30,520)		30,520
Receivable for investments sold		20,926,841
Receivable for fund shares sold		55,489
Dividends receivable		2,945,943
Interest receivable		58,360
Distributions receivable from Fidelity Central Funds		40,301
Prepaid expenses		2,716
Other receivables		482,442
Total assets		3,054,946,216
Liabilities
Payable for investments purchased	$8,980,077
Payable for fund shares redeemed	1,275,992
Accrued management fee	1,390,163
Distribution and service plan fees payable	90,332
Other affiliated payables	125,288
Other payables and accrued expenses	136,618
Collateral on securities loaned	12,154,225
Total liabilities		24,152,695
Net Assets		$3,030,793,521
Net Assets consist of:
Paid in capital		$2,361,607,981
Undistributed net investment income		8,551,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,928,557
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,705,770
Net Assets		$3,030,793,521
Class O:
Net Asset Value, offering price and redemption price per share ($2,611,154,861 ÷ 167,253,165 shares)		$15.61
Class A:
Net Asset Value and redemption price per share ($409,786,939 ÷ 27,088,561 shares)		$15.13
Maximum offering price per share (100/94.25 of $15.13)		$16.05
Class M:
Net Asset Value and redemption price per share ($3,359,924 ÷ 227,581 shares)		$14.76
Maximum offering price per share (100/96.50 of $14.76)		$15.30
Class C:
Net Asset Value and offering price per share ($3,333,605 ÷ 233,456 shares)(a)		$14.28
Class I:
Net Asset Value, offering price and redemption price per share ($3,158,192 ÷ 201,453 shares)		$15.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$29,060,765
Interest		63,357
Income from Fidelity Central Funds		174,500
Total income		29,298,622
Expenses
Management fee	$8,110,452
Transfer agent fees	151,784
Distribution and service plan fees	520,279
Accounting and security lending fees	438,013
Custodian fees and expenses	53,726
Independent trustees' fees and expenses	5,976
Appreciation in deferred trustee compensation account	244
Registration fees	32,616
Audit	38,616
Legal	11,539
Miscellaneous	13,172
Total expenses before reductions	9,376,417
Expense reductions	(32,335)	9,344,082
Net investment income (loss)		19,954,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,508,756
Fidelity Central Funds	(4,182)
Foreign currency transactions	(2,413)
Total net realized gain (loss)		59,502,161
Change in net unrealized appreciation (depreciation) on: Investment securities	237,713,397
Assets and liabilities in foreign currencies	4,641
Total change in net unrealized appreciation (depreciation)		237,718,038
Net gain (loss)		297,220,199
Net increase (decrease) in net assets resulting from operations		$317,174,739

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,954,540	$41,533,317
Net realized gain (loss)	59,502,161	46,714,526
Change in net unrealized appreciation (depreciation)	237,718,038	293,001,204
Net increase (decrease) in net assets resulting from operations	317,174,739	381,249,047
Distributions to shareholders from net investment income	(40,404,185)	(41,059,699)
Distributions to shareholders from net realized gain	(43,675,267)	(113,558,495)
Total distributions	(84,079,452)	(154,618,194)
Share transactions - net increase (decrease)	(37,916,926)	(35,368,088)
Total increase (decrease) in net assets	195,178,361	191,262,765
Net Assets
Beginning of period	2,835,615,160	2,644,352,395
End of period	$3,030,793,521	$2,835,615,160
Other Information
Undistributed net investment income end of period	$8,551,213	$29,000,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.53	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.63	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.44)B	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$15.61	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnC,D,E	11.37%	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%H	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.39%H	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,611,155	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distribution of $0.44 per share is comprised of distributions from net investment income of $0.213 and distributions from net realized gain of $0.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.08	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.48	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.56	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.40)B	(.75)	(2.44)C	(.05)	(.09)	(.04)
Net asset value, end of period	$15.13	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnD,E,F,G	11.23%	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.88%J	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.09%J	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$409,787	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateK	36%J	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.40 per share is comprised of distributions from net investment income of $0.173 and distributions from net realized gain of $0.224 per share.

 C Total distributions of $2.44 per share is comprised of distributions from net investment income of $0.166 and distributions from net realized gain of $2.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.04	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.43	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.47	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.11)	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.33)	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$14.76	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D,E	10.88%	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.43%H	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.55%H	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,360	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.01	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.39	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.40	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.08)	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.30)	(.63)	(2.29)	–	–	–
Net asset value, end of period	$14.28	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D,E	10.67%	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.86%H	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.11%H	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,334	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.48	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.09	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.53	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.62	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.20)	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–B	–B	(.01)
Total distributions	(.42)	(.76)C	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$15.68	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnD,E	11.30%	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.74%H	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.23%H	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$738,729,294
Gross unrealized depreciation	(126,775,400)
Net unrealized appreciation (depreciation) on securities	$611,953,894
Tax cost	$2,418,418,560

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $5,237,906 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $527,116,780 and $631,098,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	499,063	160,006
Class M	.25%	.25%	7,460	40
Class C	.75%	.25%	13,756	2,849
			$520,279	$162,895

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	7,668
Class M	451
Class C(a)	13
$8,132

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$46,958	–(b)
Class A	92,560.05
Class M	5,093.34
Class C	3,850.28
Class I	3,323.16
	$151,784

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,234 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,633, including $21 from security loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,882 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,453.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$35,644,884	$36,424,619
Class A	4,658,949	4,587,832
Class M	20,666	16,359
Class B	–	67
Class C	14,029	8,649
Class I	65,657	22,173
Total	$40,404,185	$41,059,699
From net realized gain
Class O	$37,484,969	$97,870,657
Class A	6,032,395	15,426,922
Class M	42,469	95,017
Class B	–	4,257
Class C	41,899	93,827
Class I	73,535	67,815
Total	$43,675,267	$113,558,495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	1,615,082	3,796,028	$24,330,192	$51,260,909
Reinvestment of distributions	4,628,449	10,013,971	70,213,844	129,981,334
Shares redeemed	(8,703,373)	(16,381,859)	(131,844,526)	(220,778,970)
Net increase (decrease)	(2,459,842)	(2,571,860)	$(37,300,490)	$(39,536,727)
Class A
Shares sold	741,292	1,647,724	$10,833,757	$21,492,880
Reinvestment of distributions	712,844	1,569,099	10,485,936	19,770,642
Shares redeemed	(1,504,135)	(3,047,639)	(22,111,186)	(39,772,596)
Net increase (decrease)	(49,999)	169,184	$(791,493)	$1,490,926
Class M
Shares sold	49,477	45,779	$710,364	$577,184
Reinvestment of distributions	4,390	8,994	63,134	110,987
Shares redeemed	(13,661)	(31,514)	(196,720)	(391,370)
Net increase (decrease)	40,206	23,259	$576,778	$296,801
Class B
Shares sold	–	538	$–	$6,000
Reinvestment of distributions	–	358	–	4,324
Shares redeemed	–	(8,426)	–	(101,595)
Net increase (decrease)	–	(7,530)	$–	$(91,271)
Class C
Shares sold	97,470	34,075	$1,349,742	$424,498
Reinvestment of distributions	3,634	6,942	50,621	83,232
Shares redeemed	(21,100)	(47,084)	(296,082)	(568,384)
Net increase (decrease)	80,004	(6,067)	$1,104,281	$(60,654)
Class I
Shares sold	71,679	213,601	$1,098,340	$2,992,482
Reinvestment of distributions	8,434	6,543	128,529	85,389
Shares redeemed	(178,927)	(40,066)	(2,732,871)	(545,034)
Net increase (decrease)	(98,814)	180,078	$(1,506,002)	$2,532,837

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.59%
Actual		$1,000.00	$1,113.70	$3.11
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class A	.88%
Actual		$1,000.00	$1,112.30	$4.63
Hypothetical-C		$1,000.00	$1,020.54	$4.43
Class M	1.43%
Actual		$1,000.00	$1,108.80	$7.52
Hypothetical-C		$1,000.00	$1,017.80	$7.19
Class C	1.87%
Actual		$1,000.00	$1,106.70	$9.82
Hypothetical-C		$1,000.00	$1,015.61	$9.40
Class I	.75%
Actual		$1,000.00	$1,113.00	$3.95
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESII-SANN-0517
1.814759.111

Fidelity Advisor® Capital Development Fund Class A Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.2
Bank of America Corp.	3.4	3.0
JPMorgan Chase & Co.	3.3	3.4
Microsoft Corp.	3.0	2.9
Citigroup, Inc.	2.9	2.5
General Electric Co.	2.5	2.6
Comcast Corp. Class A	1.9	1.7
ConocoPhillips Co.	1.9	1.3
State Street Corp.	1.8	1.6
Procter & Gamble Co.	1.8	2.1
	25.9

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	20.3
Information Technology	18.6	20.8
Health Care	15.0	14.8
Energy	13.2	13.1
Industrials	10.7	11.8

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
Stocks	98.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 8.5%

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.1%
Fiat Chrysler Automobiles NV (a)	356,500	$3,898,221
Distributors - 0.2%
LKQ Corp. (a)	210,100	6,149,627
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp.	26,100	1,489,527
Household Durables - 0.6%
KB Home	648,900	12,900,132
Taylor Morrison Home Corp. (a)	315,400	6,724,328
		19,624,460
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	273,849	3
Media - 4.9%
AMC Networks, Inc. Class A (a)	96,400	5,656,752
Comcast Corp. Class A	1,536,100	57,741,999
Scripps Networks Interactive, Inc. Class A	175,900	13,785,283
Sinclair Broadcast Group, Inc. Class A	165,200	6,690,600
The Walt Disney Co.	138,800	15,738,532
Time Warner, Inc.	330,700	32,312,697
Viacom, Inc. Class B (non-vtg.)	326,800	15,235,416
		147,161,279
Multiline Retail - 0.7%
Target Corp.	391,150	21,587,569
Specialty Retail - 1.3%
L Brands, Inc.	90,300	4,253,130
Lowe's Companies, Inc.	355,100	29,192,771
TJX Companies, Inc.	67,100	5,306,268
		38,752,169
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. Class C (non-vtg.) (c)	57,200	1,046,760

TOTAL CONSUMER DISCRETIONARY		239,709,615

CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Diageo PLC	259,679	7,435,961
Dr. Pepper Snapple Group, Inc.	69,300	6,785,856
Molson Coors Brewing Co. Class B	158,100	15,131,751
The Coca-Cola Co.	835,100	35,441,644
		64,795,212
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	48,100	8,065,889
CVS Health Corp.	220,100	17,277,850
Kroger Co.	301,900	8,903,031
		34,246,770
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	316,488	2,658,499
Hostess Brands, Inc. Class A (a)	350,500	5,562,435
		8,220,934
Household Products - 1.8%
Procter & Gamble Co.	592,205	53,209,619
Personal Products - 0.3%
Coty, Inc. Class A	320,800	5,816,104
Unilever NV (NY Reg.)	86,100	4,277,448
		10,093,552
Tobacco - 0.3%
Altria Group, Inc.	140,000	9,998,800

TOTAL CONSUMER STAPLES		180,564,887

ENERGY - 13.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	219,500	13,130,490
Ensco PLC Class A	240,500	2,152,475
National Oilwell Varco, Inc.	345,100	13,835,059
Oceaneering International, Inc.	291,500	7,893,820
Schlumberger Ltd.	52,400	4,092,440
		41,104,284
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(c)	1,487,409	788,327
Anadarko Petroleum Corp.	167,200	10,366,400
Apache Corp.	553,000	28,418,670
Cabot Oil & Gas Corp.	664,300	15,883,413
Cenovus Energy, Inc.	1,264,700	14,312,693
Chevron Corp.	398,727	42,811,318
ConocoPhillips Co.	1,149,600	57,330,552
Golar LNG Ltd.	145,963	4,076,747
Imperial Oil Ltd.	500,500	15,250,036
Kinder Morgan, Inc.	1,248,900	27,151,086
Legacy Reserves LP (a)	211,124	483,474
Noble Energy, Inc.	42,700	1,466,318
PDC Energy, Inc. (a)	24,100	1,502,635
SM Energy Co.	208,500	5,008,170
Suncor Energy, Inc.	1,666,500	51,166,068
Teekay Offshore Partners LP	197,100	999,297
The Williams Companies, Inc.	1,669,292	49,394,350
Williams Partners LP	620,800	25,347,264
		351,756,818

TOTAL ENERGY		392,861,102

FINANCIALS - 22.2%
Banks - 14.9%
Bank of America Corp.	4,341,600	102,418,344
Citigroup, Inc.	1,483,404	88,737,227
Comerica, Inc.	154,600	10,602,468
JPMorgan Chase & Co.	1,135,410	99,734,414
PNC Financial Services Group, Inc.	152,016	18,278,404
Regions Financial Corp.	1,105,500	16,062,915
SunTrust Banks, Inc.	696,700	38,527,510
U.S. Bancorp	628,642	32,375,063
Wells Fargo & Co.	812,550	45,226,533
		451,962,878
Capital Markets - 6.4%
CBOE Holdings, Inc.	65,700	5,326,299
Charles Schwab Corp.	548,255	22,374,287
Goldman Sachs Group, Inc.	57,100	13,117,012
KKR & Co. LP	756,785	13,796,191
Morgan Stanley	820,200	35,137,368
Northern Trust Corp.	338,495	29,306,897
State Street Corp.	693,990	55,248,544
The Blackstone Group LP	689,000	20,463,300
		194,769,898
Insurance - 0.1%
MetLife, Inc.	58,680	3,099,478
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,415,461	14,338,620
Radian Group, Inc.	504,100	9,053,636
		23,392,256

TOTAL FINANCIALS		673,224,510

HEALTH CARE - 15.0%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	141,700	17,179,708
Alnylam Pharmaceuticals, Inc. (a)	35,700	1,829,625
Amgen, Inc.	233,615	38,329,213
Biogen, Inc. (a)	46,200	12,632,004
BioMarin Pharmaceutical, Inc. (a)	74,000	6,495,720
Celldex Therapeutics, Inc. (a)	10,900	39,349
Genocea Biosciences, Inc. (a)(c)	48,100	292,929
Gilead Sciences, Inc.	145,900	9,909,528
Insmed, Inc. (a)	147,800	2,587,978
Intercept Pharmaceuticals, Inc. (a)(c)	148,814	16,830,863
Myriad Genetics, Inc. (a)(c)	100,900	1,937,280
Regeneron Pharmaceuticals, Inc. (a)	10,000	3,875,100
Spark Therapeutics, Inc. (a)	48,300	2,576,322
TESARO, Inc. (a)	6,330	973,997
Trevena, Inc. (a)	269,300	988,331
Vertex Pharmaceuticals, Inc. (a)	90,500	9,896,175
		126,374,122
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	66,700	2,962,147
Alere, Inc. (a)	459,800	18,267,854
Boston Scientific Corp. (a)	1,764,851	43,891,844
Medtronic PLC	233,300	18,794,648
NxStage Medical, Inc. (a)	226,600	6,079,678
Zimmer Biomet Holdings, Inc.	78,600	9,597,846
		99,594,017
Health Care Providers & Services - 2.1%
Aetna, Inc.	23,800	3,035,690
Anthem, Inc.	72,500	11,990,050
Cigna Corp.	97,000	14,209,530
Express Scripts Holding Co. (a)	116,800	7,698,288
Humana, Inc.	35,400	7,297,356
McKesson Corp.	116,380	17,254,499
UnitedHealth Group, Inc.	14,500	2,378,145
		63,863,558
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	294,555
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	230,200	12,170,674
Pharmaceuticals - 5.0%
Allergan PLC	29,400	7,024,248
Bristol-Myers Squibb Co.	321,600	17,488,608
GlaxoSmithKline PLC sponsored ADR	1,142,400	48,163,584
Jazz Pharmaceuticals PLC (a)	112,600	16,341,638
Johnson & Johnson	238,060	29,650,373
Novartis AG sponsored ADR	3,500	259,945
Sanofi SA	26,735	2,416,718
Teva Pharmaceutical Industries Ltd. sponsored ADR	674,350	21,639,892
TherapeuticsMD, Inc. (a)	1,127,200	8,115,840
		151,100,846

TOTAL HEALTH CARE		453,397,772

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.9%
General Dynamics Corp.	18,900	3,538,080
Textron, Inc.	131,100	6,239,049
The Boeing Co.	86,600	15,316,076
United Technologies Corp.	295,900	33,202,939
		58,296,144
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	101,179	7,820,125
FedEx Corp.	43,700	8,528,055
United Parcel Service, Inc. Class B	246,000	26,395,800
		42,743,980
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	81,900	6,788,691
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,000	2,856,000
AMETEK, Inc.	280,400	15,164,032
Hubbell, Inc. Class B	50,918	6,112,706
Melrose Industries PLC	1,920,855	5,366,805
		29,499,543
Industrial Conglomerates - 2.5%
General Electric Co.	2,476,700	73,805,660
Machinery - 0.8%
Aumann AG (a)	11,200	647,590
Colfax Corp. (a)	42,900	1,684,254
Deere & Co.	40,200	4,376,172
Flowserve Corp.	257,800	12,482,676
Wabtec Corp.	74,500	5,811,000
		25,001,692
Professional Services - 0.4%
IHS Markit Ltd. (a)	118,374	4,965,789
Verisk Analytics, Inc. (a)	81,600	6,621,024
		11,586,813
Road & Rail - 2.5%
CSX Corp.	610,200	28,404,810
Genesee & Wyoming, Inc. Class A (a)	137,800	9,351,108
J.B. Hunt Transport Services, Inc.	157,700	14,467,398
Norfolk Southern Corp.	104,400	11,689,668
Old Dominion Freight Lines, Inc.	74,600	6,383,522
Union Pacific Corp.	54,900	5,815,008
		76,111,514

TOTAL INDUSTRIALS		323,834,037

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,525,300	51,555,140
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	62,700	53,157,060
Class C (a)	53,183	44,118,489
Facebook, Inc. Class A (a)	110,600	15,710,730
		112,986,279
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	91,000	5,416,320
First Data Corp. Class A (a)	298,695	4,629,773
MasterCard, Inc. Class A	281,000	31,604,070
Paychex, Inc.	349,300	20,573,770
PayPal Holdings, Inc. (a)	135,100	5,812,002
Unisys Corp. (a)(c)	722,347	10,076,741
Visa, Inc. Class A	466,800	41,484,516
		119,597,192
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	870,690	49,925,365
Software - 3.9%
Adobe Systems, Inc. (a)	83,500	10,865,855
Autodesk, Inc. (a)	175,300	15,158,191
Microsoft Corp.	1,393,900	91,802,254
		117,826,300
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	726,100	104,311,524
Western Digital Corp.	91,200	7,526,736
		111,838,260

TOTAL INFORMATION TECHNOLOGY		563,728,536

MATERIALS - 3.3%
Chemicals - 2.7%
CF Industries Holdings, Inc.	249,600	7,325,760
E.I. du Pont de Nemours & Co.	76,847	6,173,120
Intrepid Potash, Inc. (a)(c)	1,716,240	2,951,933
LyondellBasell Industries NV Class A	150,700	13,742,333
Monsanto Co.	238,600	27,009,520
Potash Corp. of Saskatchewan, Inc.	730,200	12,475,199
W.R. Grace & Co.	185,500	12,931,205
		82,609,070
Containers & Packaging - 0.5%
WestRock Co.	270,034	14,049,869
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	369,700	4,939,192

TOTAL MATERIALS		101,598,131

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	5,500	668,470
Crown Castle International Corp.	30,400	2,871,280
Public Storage	20,700	4,531,437
		8,071,187
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	396,506	19,329,668
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	679,100	24,434,018
PPL Corp.	16,500	616,935
		25,050,953
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	754,808	5,932,790

TOTAL UTILITIES		30,983,743

TOTAL COMMON STOCKS
(Cost $2,369,721,629)		2,987,303,188
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,375,000)	1,375,000	687,500
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)
(Cost $5,206,756)	5,206,756	5,206,756

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.84% (e)	25,023,514	25,028,518
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	12,145,277	12,146,492
TOTAL MONEY MARKET FUNDS
(Cost $37,174,733)		37,175,010
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,413,478,118)		3,030,372,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		421,067
NET ASSETS - 100%		$3,030,793,521

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,206,759 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$5,206,756

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,867
Fidelity Securities Lending Cash Central Fund	111,633
Total	$174,500

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$239,709,615	$239,709,612	$--	$3
Consumer Staples	180,564,887	173,128,926	7,435,961	--
Energy	392,861,102	392,861,102	--	--
Financials	673,224,510	673,224,510	--	--
Health Care	453,397,772	450,981,054	2,416,718	--
Industrials	323,834,037	323,834,037	--	--
Information Technology	563,728,536	563,728,536	--	--
Materials	101,598,131	101,598,131	--	--
Real Estate	8,071,187	8,071,187	--	--
Telecommunication Services	19,329,668	19,329,668	--	--
Utilities	30,983,744	30,983,744	--	--
Corporate Bonds	687,500	--	687,500	--
Other	5,206,756	--	--	5,206,756
Money Market Funds	37,175,009	37,175,009	--	--
Total Investments in Securities:	$3,030,372,454	$3,014,625,516	$10,540,179	$5,206,759

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,334,875) — See accompanying schedule: Unaffiliated issuers (cost $2,376,303,385)	$2,993,197,444
Fidelity Central Funds (cost $37,174,733)	37,175,010
Total Investments (cost $2,413,478,118)		$3,030,372,454
Restricted cash		31,150
Foreign currency held at value (cost $30,520)		30,520
Receivable for investments sold		20,926,841
Receivable for fund shares sold		55,489
Dividends receivable		2,945,943
Interest receivable		58,360
Distributions receivable from Fidelity Central Funds		40,301
Prepaid expenses		2,716
Other receivables		482,442
Total assets		3,054,946,216
Liabilities
Payable for investments purchased	$8,980,077
Payable for fund shares redeemed	1,275,992
Accrued management fee	1,390,163
Distribution and service plan fees payable	90,332
Other affiliated payables	125,288
Other payables and accrued expenses	136,618
Collateral on securities loaned	12,154,225
Total liabilities		24,152,695
Net Assets		$3,030,793,521
Net Assets consist of:
Paid in capital		$2,361,607,981
Undistributed net investment income		8,551,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,928,557
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,705,770
Net Assets		$3,030,793,521
Class O:
Net Asset Value, offering price and redemption price per share ($2,611,154,861 ÷ 167,253,165 shares)		$15.61
Class A:
Net Asset Value and redemption price per share ($409,786,939 ÷ 27,088,561 shares)		$15.13
Maximum offering price per share (100/94.25 of $15.13)		$16.05
Class M:
Net Asset Value and redemption price per share ($3,359,924 ÷ 227,581 shares)		$14.76
Maximum offering price per share (100/96.50 of $14.76)		$15.30
Class C:
Net Asset Value and offering price per share ($3,333,605 ÷ 233,456 shares)(a)		$14.28
Class I:
Net Asset Value, offering price and redemption price per share ($3,158,192 ÷ 201,453 shares)		$15.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$29,060,765
Interest		63,357
Income from Fidelity Central Funds		174,500
Total income		29,298,622
Expenses
Management fee	$8,110,452
Transfer agent fees	151,784
Distribution and service plan fees	520,279
Accounting and security lending fees	438,013
Custodian fees and expenses	53,726
Independent trustees' fees and expenses	5,976
Appreciation in deferred trustee compensation account	244
Registration fees	32,616
Audit	38,616
Legal	11,539
Miscellaneous	13,172
Total expenses before reductions	9,376,417
Expense reductions	(32,335)	9,344,082
Net investment income (loss)		19,954,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,508,756
Fidelity Central Funds	(4,182)
Foreign currency transactions	(2,413)
Total net realized gain (loss)		59,502,161
Change in net unrealized appreciation (depreciation) on: Investment securities	237,713,397
Assets and liabilities in foreign currencies	4,641
Total change in net unrealized appreciation (depreciation)		237,718,038
Net gain (loss)		297,220,199
Net increase (decrease) in net assets resulting from operations		$317,174,739

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,954,540	$41,533,317
Net realized gain (loss)	59,502,161	46,714,526
Change in net unrealized appreciation (depreciation)	237,718,038	293,001,204
Net increase (decrease) in net assets resulting from operations	317,174,739	381,249,047
Distributions to shareholders from net investment income	(40,404,185)	(41,059,699)
Distributions to shareholders from net realized gain	(43,675,267)	(113,558,495)
Total distributions	(84,079,452)	(154,618,194)
Share transactions - net increase (decrease)	(37,916,926)	(35,368,088)
Total increase (decrease) in net assets	195,178,361	191,262,765
Net Assets
Beginning of period	2,835,615,160	2,644,352,395
End of period	$3,030,793,521	$2,835,615,160
Other Information
Undistributed net investment income end of period	$8,551,213	$29,000,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.53	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.63	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.44)B	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$15.61	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnC,D,E	11.37%	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%H	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.39%H	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,611,155	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distribution of $0.44 per share is comprised of distributions from net investment income of $0.213 and distributions from net realized gain of $0.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.08	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.48	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.56	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.40)B	(.75)	(2.44)C	(.05)	(.09)	(.04)
Net asset value, end of period	$15.13	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnD,E,F,G	11.23%	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.88%J	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.09%J	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$409,787	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateK	36%J	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.40 per share is comprised of distributions from net investment income of $0.173 and distributions from net realized gain of $0.224 per share.

 C Total distributions of $2.44 per share is comprised of distributions from net investment income of $0.166 and distributions from net realized gain of $2.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.04	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.43	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.47	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.11)	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.33)	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$14.76	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D,E	10.88%	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.43%H	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.55%H	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,360	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.01	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.39	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.40	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.08)	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.30)	(.63)	(2.29)	–	–	–
Net asset value, end of period	$14.28	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D,E	10.67%	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.86%H	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.11%H	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,334	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.48	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.09	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.53	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.62	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.20)	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–B	–B	(.01)
Total distributions	(.42)	(.76)C	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$15.68	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnD,E	11.30%	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.74%H	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.23%H	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$738,729,294
Gross unrealized depreciation	(126,775,400)
Net unrealized appreciation (depreciation) on securities	$611,953,894
Tax cost	$2,418,418,560

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $5,237,906 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $527,116,780 and $631,098,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	499,063	160,006
Class M	.25%	.25%	7,460	40
Class C	.75%	.25%	13,756	2,849
			$520,279	$162,895

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	7,668
Class M	451
Class C(a)	13
$8,132

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$46,958	–(b)
Class A	92,560.05
Class M	5,093.34
Class C	3,850.28
Class I	3,323.16
	$151,784

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,234 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,633, including $21 from security loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,882 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,453.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$35,644,884	$36,424,619
Class A	4,658,949	4,587,832
Class M	20,666	16,359
Class B	–	67
Class C	14,029	8,649
Class I	65,657	22,173
Total	$40,404,185	$41,059,699
From net realized gain
Class O	$37,484,969	$97,870,657
Class A	6,032,395	15,426,922
Class M	42,469	95,017
Class B	–	4,257
Class C	41,899	93,827
Class I	73,535	67,815
Total	$43,675,267	$113,558,495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	1,615,082	3,796,028	$24,330,192	$51,260,909
Reinvestment of distributions	4,628,449	10,013,971	70,213,844	129,981,334
Shares redeemed	(8,703,373)	(16,381,859)	(131,844,526)	(220,778,970)
Net increase (decrease)	(2,459,842)	(2,571,860)	$(37,300,490)	$(39,536,727)
Class A
Shares sold	741,292	1,647,724	$10,833,757	$21,492,880
Reinvestment of distributions	712,844	1,569,099	10,485,936	19,770,642
Shares redeemed	(1,504,135)	(3,047,639)	(22,111,186)	(39,772,596)
Net increase (decrease)	(49,999)	169,184	$(791,493)	$1,490,926
Class M
Shares sold	49,477	45,779	$710,364	$577,184
Reinvestment of distributions	4,390	8,994	63,134	110,987
Shares redeemed	(13,661)	(31,514)	(196,720)	(391,370)
Net increase (decrease)	40,206	23,259	$576,778	$296,801
Class B
Shares sold	–	538	$–	$6,000
Reinvestment of distributions	–	358	–	4,324
Shares redeemed	–	(8,426)	–	(101,595)
Net increase (decrease)	–	(7,530)	$–	$(91,271)
Class C
Shares sold	97,470	34,075	$1,349,742	$424,498
Reinvestment of distributions	3,634	6,942	50,621	83,232
Shares redeemed	(21,100)	(47,084)	(296,082)	(568,384)
Net increase (decrease)	80,004	(6,067)	$1,104,281	$(60,654)
Class I
Shares sold	71,679	213,601	$1,098,340	$2,992,482
Reinvestment of distributions	8,434	6,543	128,529	85,389
Shares redeemed	(178,927)	(40,066)	(2,732,871)	(545,034)
Net increase (decrease)	(98,814)	180,078	$(1,506,002)	$2,532,837

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.59%
Actual		$1,000.00	$1,113.70	$3.11
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class A	.88%
Actual		$1,000.00	$1,112.30	$4.63
Hypothetical-C		$1,000.00	$1,020.54	$4.43
Class M	1.43%
Actual		$1,000.00	$1,108.80	$7.52
Hypothetical-C		$1,000.00	$1,017.80	$7.19
Class C	1.87%
Actual		$1,000.00	$1,106.70	$9.82
Hypothetical-C		$1,000.00	$1,015.61	$9.40
Class I	.75%
Actual		$1,000.00	$1,113.00	$3.95
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIN-SANN-0517
1.791874.113

Fidelity Advisor® Capital Development Fund Class O Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.2
Bank of America Corp.	3.4	3.0
JPMorgan Chase & Co.	3.3	3.4
Microsoft Corp.	3.0	2.9
Citigroup, Inc.	2.9	2.5
General Electric Co.	2.5	2.6
Comcast Corp. Class A	1.9	1.7
ConocoPhillips Co.	1.9	1.3
State Street Corp.	1.8	1.6
Procter & Gamble Co.	1.8	2.1
	25.9

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	20.3
Information Technology	18.6	20.8
Health Care	15.0	14.8
Energy	13.2	13.1
Industrials	10.7	11.8

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
Stocks	98.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 8.5%

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.1%
Fiat Chrysler Automobiles NV (a)	356,500	$3,898,221
Distributors - 0.2%
LKQ Corp. (a)	210,100	6,149,627
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp.	26,100	1,489,527
Household Durables - 0.6%
KB Home	648,900	12,900,132
Taylor Morrison Home Corp. (a)	315,400	6,724,328
		19,624,460
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	273,849	3
Media - 4.9%
AMC Networks, Inc. Class A (a)	96,400	5,656,752
Comcast Corp. Class A	1,536,100	57,741,999
Scripps Networks Interactive, Inc. Class A	175,900	13,785,283
Sinclair Broadcast Group, Inc. Class A	165,200	6,690,600
The Walt Disney Co.	138,800	15,738,532
Time Warner, Inc.	330,700	32,312,697
Viacom, Inc. Class B (non-vtg.)	326,800	15,235,416
		147,161,279
Multiline Retail - 0.7%
Target Corp.	391,150	21,587,569
Specialty Retail - 1.3%
L Brands, Inc.	90,300	4,253,130
Lowe's Companies, Inc.	355,100	29,192,771
TJX Companies, Inc.	67,100	5,306,268
		38,752,169
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. Class C (non-vtg.) (c)	57,200	1,046,760

TOTAL CONSUMER DISCRETIONARY		239,709,615

CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Diageo PLC	259,679	7,435,961
Dr. Pepper Snapple Group, Inc.	69,300	6,785,856
Molson Coors Brewing Co. Class B	158,100	15,131,751
The Coca-Cola Co.	835,100	35,441,644
		64,795,212
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	48,100	8,065,889
CVS Health Corp.	220,100	17,277,850
Kroger Co.	301,900	8,903,031
		34,246,770
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	316,488	2,658,499
Hostess Brands, Inc. Class A (a)	350,500	5,562,435
		8,220,934
Household Products - 1.8%
Procter & Gamble Co.	592,205	53,209,619
Personal Products - 0.3%
Coty, Inc. Class A	320,800	5,816,104
Unilever NV (NY Reg.)	86,100	4,277,448
		10,093,552
Tobacco - 0.3%
Altria Group, Inc.	140,000	9,998,800

TOTAL CONSUMER STAPLES		180,564,887

ENERGY - 13.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	219,500	13,130,490
Ensco PLC Class A	240,500	2,152,475
National Oilwell Varco, Inc.	345,100	13,835,059
Oceaneering International, Inc.	291,500	7,893,820
Schlumberger Ltd.	52,400	4,092,440
		41,104,284
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(c)	1,487,409	788,327
Anadarko Petroleum Corp.	167,200	10,366,400
Apache Corp.	553,000	28,418,670
Cabot Oil & Gas Corp.	664,300	15,883,413
Cenovus Energy, Inc.	1,264,700	14,312,693
Chevron Corp.	398,727	42,811,318
ConocoPhillips Co.	1,149,600	57,330,552
Golar LNG Ltd.	145,963	4,076,747
Imperial Oil Ltd.	500,500	15,250,036
Kinder Morgan, Inc.	1,248,900	27,151,086
Legacy Reserves LP (a)	211,124	483,474
Noble Energy, Inc.	42,700	1,466,318
PDC Energy, Inc. (a)	24,100	1,502,635
SM Energy Co.	208,500	5,008,170
Suncor Energy, Inc.	1,666,500	51,166,068
Teekay Offshore Partners LP	197,100	999,297
The Williams Companies, Inc.	1,669,292	49,394,350
Williams Partners LP	620,800	25,347,264
		351,756,818

TOTAL ENERGY		392,861,102

FINANCIALS - 22.2%
Banks - 14.9%
Bank of America Corp.	4,341,600	102,418,344
Citigroup, Inc.	1,483,404	88,737,227
Comerica, Inc.	154,600	10,602,468
JPMorgan Chase & Co.	1,135,410	99,734,414
PNC Financial Services Group, Inc.	152,016	18,278,404
Regions Financial Corp.	1,105,500	16,062,915
SunTrust Banks, Inc.	696,700	38,527,510
U.S. Bancorp	628,642	32,375,063
Wells Fargo & Co.	812,550	45,226,533
		451,962,878
Capital Markets - 6.4%
CBOE Holdings, Inc.	65,700	5,326,299
Charles Schwab Corp.	548,255	22,374,287
Goldman Sachs Group, Inc.	57,100	13,117,012
KKR & Co. LP	756,785	13,796,191
Morgan Stanley	820,200	35,137,368
Northern Trust Corp.	338,495	29,306,897
State Street Corp.	693,990	55,248,544
The Blackstone Group LP	689,000	20,463,300
		194,769,898
Insurance - 0.1%
MetLife, Inc.	58,680	3,099,478
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,415,461	14,338,620
Radian Group, Inc.	504,100	9,053,636
		23,392,256

TOTAL FINANCIALS		673,224,510

HEALTH CARE - 15.0%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	141,700	17,179,708
Alnylam Pharmaceuticals, Inc. (a)	35,700	1,829,625
Amgen, Inc.	233,615	38,329,213
Biogen, Inc. (a)	46,200	12,632,004
BioMarin Pharmaceutical, Inc. (a)	74,000	6,495,720
Celldex Therapeutics, Inc. (a)	10,900	39,349
Genocea Biosciences, Inc. (a)(c)	48,100	292,929
Gilead Sciences, Inc.	145,900	9,909,528
Insmed, Inc. (a)	147,800	2,587,978
Intercept Pharmaceuticals, Inc. (a)(c)	148,814	16,830,863
Myriad Genetics, Inc. (a)(c)	100,900	1,937,280
Regeneron Pharmaceuticals, Inc. (a)	10,000	3,875,100
Spark Therapeutics, Inc. (a)	48,300	2,576,322
TESARO, Inc. (a)	6,330	973,997
Trevena, Inc. (a)	269,300	988,331
Vertex Pharmaceuticals, Inc. (a)	90,500	9,896,175
		126,374,122
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	66,700	2,962,147
Alere, Inc. (a)	459,800	18,267,854
Boston Scientific Corp. (a)	1,764,851	43,891,844
Medtronic PLC	233,300	18,794,648
NxStage Medical, Inc. (a)	226,600	6,079,678
Zimmer Biomet Holdings, Inc.	78,600	9,597,846
		99,594,017
Health Care Providers & Services - 2.1%
Aetna, Inc.	23,800	3,035,690
Anthem, Inc.	72,500	11,990,050
Cigna Corp.	97,000	14,209,530
Express Scripts Holding Co. (a)	116,800	7,698,288
Humana, Inc.	35,400	7,297,356
McKesson Corp.	116,380	17,254,499
UnitedHealth Group, Inc.	14,500	2,378,145
		63,863,558
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	294,555
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	230,200	12,170,674
Pharmaceuticals - 5.0%
Allergan PLC	29,400	7,024,248
Bristol-Myers Squibb Co.	321,600	17,488,608
GlaxoSmithKline PLC sponsored ADR	1,142,400	48,163,584
Jazz Pharmaceuticals PLC (a)	112,600	16,341,638
Johnson & Johnson	238,060	29,650,373
Novartis AG sponsored ADR	3,500	259,945
Sanofi SA	26,735	2,416,718
Teva Pharmaceutical Industries Ltd. sponsored ADR	674,350	21,639,892
TherapeuticsMD, Inc. (a)	1,127,200	8,115,840
		151,100,846

TOTAL HEALTH CARE		453,397,772

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.9%
General Dynamics Corp.	18,900	3,538,080
Textron, Inc.	131,100	6,239,049
The Boeing Co.	86,600	15,316,076
United Technologies Corp.	295,900	33,202,939
		58,296,144
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	101,179	7,820,125
FedEx Corp.	43,700	8,528,055
United Parcel Service, Inc. Class B	246,000	26,395,800
		42,743,980
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	81,900	6,788,691
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,000	2,856,000
AMETEK, Inc.	280,400	15,164,032
Hubbell, Inc. Class B	50,918	6,112,706
Melrose Industries PLC	1,920,855	5,366,805
		29,499,543
Industrial Conglomerates - 2.5%
General Electric Co.	2,476,700	73,805,660
Machinery - 0.8%
Aumann AG (a)	11,200	647,590
Colfax Corp. (a)	42,900	1,684,254
Deere & Co.	40,200	4,376,172
Flowserve Corp.	257,800	12,482,676
Wabtec Corp.	74,500	5,811,000
		25,001,692
Professional Services - 0.4%
IHS Markit Ltd. (a)	118,374	4,965,789
Verisk Analytics, Inc. (a)	81,600	6,621,024
		11,586,813
Road & Rail - 2.5%
CSX Corp.	610,200	28,404,810
Genesee & Wyoming, Inc. Class A (a)	137,800	9,351,108
J.B. Hunt Transport Services, Inc.	157,700	14,467,398
Norfolk Southern Corp.	104,400	11,689,668
Old Dominion Freight Lines, Inc.	74,600	6,383,522
Union Pacific Corp.	54,900	5,815,008
		76,111,514

TOTAL INDUSTRIALS		323,834,037

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,525,300	51,555,140
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	62,700	53,157,060
Class C (a)	53,183	44,118,489
Facebook, Inc. Class A (a)	110,600	15,710,730
		112,986,279
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	91,000	5,416,320
First Data Corp. Class A (a)	298,695	4,629,773
MasterCard, Inc. Class A	281,000	31,604,070
Paychex, Inc.	349,300	20,573,770
PayPal Holdings, Inc. (a)	135,100	5,812,002
Unisys Corp. (a)(c)	722,347	10,076,741
Visa, Inc. Class A	466,800	41,484,516
		119,597,192
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	870,690	49,925,365
Software - 3.9%
Adobe Systems, Inc. (a)	83,500	10,865,855
Autodesk, Inc. (a)	175,300	15,158,191
Microsoft Corp.	1,393,900	91,802,254
		117,826,300
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	726,100	104,311,524
Western Digital Corp.	91,200	7,526,736
		111,838,260

TOTAL INFORMATION TECHNOLOGY		563,728,536

MATERIALS - 3.3%
Chemicals - 2.7%
CF Industries Holdings, Inc.	249,600	7,325,760
E.I. du Pont de Nemours & Co.	76,847	6,173,120
Intrepid Potash, Inc. (a)(c)	1,716,240	2,951,933
LyondellBasell Industries NV Class A	150,700	13,742,333
Monsanto Co.	238,600	27,009,520
Potash Corp. of Saskatchewan, Inc.	730,200	12,475,199
W.R. Grace & Co.	185,500	12,931,205
		82,609,070
Containers & Packaging - 0.5%
WestRock Co.	270,034	14,049,869
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	369,700	4,939,192

TOTAL MATERIALS		101,598,131

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	5,500	668,470
Crown Castle International Corp.	30,400	2,871,280
Public Storage	20,700	4,531,437
		8,071,187
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	396,506	19,329,668
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	679,100	24,434,018
PPL Corp.	16,500	616,935
		25,050,953
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	754,808	5,932,790

TOTAL UTILITIES		30,983,743

TOTAL COMMON STOCKS
(Cost $2,369,721,629)		2,987,303,188
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,375,000)	1,375,000	687,500
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)
(Cost $5,206,756)	5,206,756	5,206,756

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.84% (e)	25,023,514	25,028,518
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	12,145,277	12,146,492
TOTAL MONEY MARKET FUNDS
(Cost $37,174,733)		37,175,010
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,413,478,118)		3,030,372,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		421,067
NET ASSETS - 100%		$3,030,793,521

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,206,759 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$5,206,756

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,867
Fidelity Securities Lending Cash Central Fund	111,633
Total	$174,500

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$239,709,615	$239,709,612	$--	$3
Consumer Staples	180,564,887	173,128,926	7,435,961	--
Energy	392,861,102	392,861,102	--	--
Financials	673,224,510	673,224,510	--	--
Health Care	453,397,772	450,981,054	2,416,718	--
Industrials	323,834,037	323,834,037	--	--
Information Technology	563,728,536	563,728,536	--	--
Materials	101,598,131	101,598,131	--	--
Real Estate	8,071,187	8,071,187	--	--
Telecommunication Services	19,329,668	19,329,668	--	--
Utilities	30,983,744	30,983,744	--	--
Corporate Bonds	687,500	--	687,500	--
Other	5,206,756	--	--	5,206,756
Money Market Funds	37,175,009	37,175,009	--	--
Total Investments in Securities:	$3,030,372,454	$3,014,625,516	$10,540,179	$5,206,759

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,334,875) — See accompanying schedule: Unaffiliated issuers (cost $2,376,303,385)	$2,993,197,444
Fidelity Central Funds (cost $37,174,733)	37,175,010
Total Investments (cost $2,413,478,118)		$3,030,372,454
Restricted cash		31,150
Foreign currency held at value (cost $30,520)		30,520
Receivable for investments sold		20,926,841
Receivable for fund shares sold		55,489
Dividends receivable		2,945,943
Interest receivable		58,360
Distributions receivable from Fidelity Central Funds		40,301
Prepaid expenses		2,716
Other receivables		482,442
Total assets		3,054,946,216
Liabilities
Payable for investments purchased	$8,980,077
Payable for fund shares redeemed	1,275,992
Accrued management fee	1,390,163
Distribution and service plan fees payable	90,332
Other affiliated payables	125,288
Other payables and accrued expenses	136,618
Collateral on securities loaned	12,154,225
Total liabilities		24,152,695
Net Assets		$3,030,793,521
Net Assets consist of:
Paid in capital		$2,361,607,981
Undistributed net investment income		8,551,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,928,557
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		616,705,770
Net Assets		$3,030,793,521
Class O:
Net Asset Value, offering price and redemption price per share ($2,611,154,861 ÷ 167,253,165 shares)		$15.61
Class A:
Net Asset Value and redemption price per share ($409,786,939 ÷ 27,088,561 shares)		$15.13
Maximum offering price per share (100/94.25 of $15.13)		$16.05
Class M:
Net Asset Value and redemption price per share ($3,359,924 ÷ 227,581 shares)		$14.76
Maximum offering price per share (100/96.50 of $14.76)		$15.30
Class C:
Net Asset Value and offering price per share ($3,333,605 ÷ 233,456 shares)(a)		$14.28
Class I:
Net Asset Value, offering price and redemption price per share ($3,158,192 ÷ 201,453 shares)		$15.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$29,060,765
Interest		63,357
Income from Fidelity Central Funds		174,500
Total income		29,298,622
Expenses
Management fee	$8,110,452
Transfer agent fees	151,784
Distribution and service plan fees	520,279
Accounting and security lending fees	438,013
Custodian fees and expenses	53,726
Independent trustees' fees and expenses	5,976
Appreciation in deferred trustee compensation account	244
Registration fees	32,616
Audit	38,616
Legal	11,539
Miscellaneous	13,172
Total expenses before reductions	9,376,417
Expense reductions	(32,335)	9,344,082
Net investment income (loss)		19,954,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,508,756
Fidelity Central Funds	(4,182)
Foreign currency transactions	(2,413)
Total net realized gain (loss)		59,502,161
Change in net unrealized appreciation (depreciation) on: Investment securities	237,713,397
Assets and liabilities in foreign currencies	4,641
Total change in net unrealized appreciation (depreciation)		237,718,038
Net gain (loss)		297,220,199
Net increase (decrease) in net assets resulting from operations		$317,174,739

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,954,540	$41,533,317
Net realized gain (loss)	59,502,161	46,714,526
Change in net unrealized appreciation (depreciation)	237,718,038	293,001,204
Net increase (decrease) in net assets resulting from operations	317,174,739	381,249,047
Distributions to shareholders from net investment income	(40,404,185)	(41,059,699)
Distributions to shareholders from net realized gain	(43,675,267)	(113,558,495)
Total distributions	(84,079,452)	(154,618,194)
Share transactions - net increase (decrease)	(37,916,926)	(35,368,088)
Total increase (decrease) in net assets	195,178,361	191,262,765
Net Assets
Beginning of period	2,835,615,160	2,644,352,395
End of period	$3,030,793,521	$2,835,615,160
Other Information
Undistributed net investment income end of period	$8,551,213	$29,000,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.53	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.63	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.44)B	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$15.61	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnC,D,E	11.37%	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%H	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%H	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.39%H	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,611,155	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distribution of $0.44 per share is comprised of distributions from net investment income of $0.213 and distributions from net realized gain of $0.224 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.08	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.48	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.56	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	(.01)
Total distributions	(.40)B	(.75)	(2.44)C	(.05)	(.09)	(.04)
Net asset value, end of period	$15.13	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnD,E,F,G	11.23%	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.88%J	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.88%J	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.09%J	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$409,787	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateK	36%J	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.40 per share is comprised of distributions from net investment income of $0.173 and distributions from net realized gain of $0.224 per share.

 C Total distributions of $2.44 per share is comprised of distributions from net investment income of $0.166 and distributions from net realized gain of $2.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.04	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.43	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.47	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.11)	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.33)	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$14.76	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D,E	10.88%	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.43%H	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.55%H	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,360	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.01	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.39	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.40	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.08)	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.22)	(.58)	(2.28)	–	–	–
Total distributions	(.30)	(.63)	(2.29)	–	–	–
Net asset value, end of period	$14.28	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D,E	10.67%	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.87%H	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.86%H	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.11%H	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,334	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.48	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.09	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.53	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.62	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.20)	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.22)	(.58)	(2.28)	–B	–B	(.01)
Total distributions	(.42)	(.76)C	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$15.68	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnD,E	11.30%	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.74%H	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.23%H	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateI	36%H	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$738,729,294
Gross unrealized depreciation	(126,775,400)
Net unrealized appreciation (depreciation) on securities	$611,953,894
Tax cost	$2,418,418,560

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $5,237,906 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $527,116,780 and $631,098,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	499,063	160,006
Class M	.25%	.25%	7,460	40
Class C	.75%	.25%	13,756	2,849
			$520,279	$162,895

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	7,668
Class M	451
Class C(a)	13
$8,132

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$46,958	–(b)
Class A	92,560.05
Class M	5,093.34
Class C	3,850.28
Class I	3,323.16
	$151,784

 (a) Annualized

 (b) Amount less than 0.005%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,234 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,976 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,633, including $21 from security loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,882 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,453.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$35,644,884	$36,424,619
Class A	4,658,949	4,587,832
Class M	20,666	16,359
Class B	–	67
Class C	14,029	8,649
Class I	65,657	22,173
Total	$40,404,185	$41,059,699
From net realized gain
Class O	$37,484,969	$97,870,657
Class A	6,032,395	15,426,922
Class M	42,469	95,017
Class B	–	4,257
Class C	41,899	93,827
Class I	73,535	67,815
Total	$43,675,267	$113,558,495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	1,615,082	3,796,028	$24,330,192	$51,260,909
Reinvestment of distributions	4,628,449	10,013,971	70,213,844	129,981,334
Shares redeemed	(8,703,373)	(16,381,859)	(131,844,526)	(220,778,970)
Net increase (decrease)	(2,459,842)	(2,571,860)	$(37,300,490)	$(39,536,727)
Class A
Shares sold	741,292	1,647,724	$10,833,757	$21,492,880
Reinvestment of distributions	712,844	1,569,099	10,485,936	19,770,642
Shares redeemed	(1,504,135)	(3,047,639)	(22,111,186)	(39,772,596)
Net increase (decrease)	(49,999)	169,184	$(791,493)	$1,490,926
Class M
Shares sold	49,477	45,779	$710,364	$577,184
Reinvestment of distributions	4,390	8,994	63,134	110,987
Shares redeemed	(13,661)	(31,514)	(196,720)	(391,370)
Net increase (decrease)	40,206	23,259	$576,778	$296,801
Class B
Shares sold	–	538	$–	$6,000
Reinvestment of distributions	–	358	–	4,324
Shares redeemed	–	(8,426)	–	(101,595)
Net increase (decrease)	–	(7,530)	$–	$(91,271)
Class C
Shares sold	97,470	34,075	$1,349,742	$424,498
Reinvestment of distributions	3,634	6,942	50,621	83,232
Shares redeemed	(21,100)	(47,084)	(296,082)	(568,384)
Net increase (decrease)	80,004	(6,067)	$1,104,281	$(60,654)
Class I
Shares sold	71,679	213,601	$1,098,340	$2,992,482
Reinvestment of distributions	8,434	6,543	128,529	85,389
Shares redeemed	(178,927)	(40,066)	(2,732,871)	(545,034)
Net increase (decrease)	(98,814)	180,078	$(1,506,002)	$2,532,837

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.59%
Actual		$1,000.00	$1,113.70	$3.11
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class A	.88%
Actual		$1,000.00	$1,112.30	$4.63
Hypothetical-C		$1,000.00	$1,020.54	$4.43
Class M	1.43%
Actual		$1,000.00	$1,108.80	$7.52
Hypothetical-C		$1,000.00	$1,017.80	$7.19
Class C	1.87%
Actual		$1,000.00	$1,106.70	$9.82
Hypothetical-C		$1,000.00	$1,015.61	$9.40
Class I	.75%
Actual		$1,000.00	$1,113.00	$3.95
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIIO-SANN-0517
1.791872.113

Fidelity Advisor® Diversified Stock Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.1
Alphabet, Inc. Class C	2.7	2.9
Comcast Corp. Class A	2.7	1.1
JPMorgan Chase & Co.	2.2	2.1
Facebook, Inc. Class A	2.2	1.9
Bank of America Corp.	2.2	2.4
Cisco Systems, Inc.	2.1	2.8
Procter & Gamble Co.	1.9	2.3
Berkshire Hathaway, Inc. Class B	1.7	1.2
Johnson & Johnson	1.7	1.7
	22.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	21.6
Information Technology	17.1	18.8
Health Care	12.6	13.6
Consumer Discretionary	12.0	9.8
Energy	9.6	10.5

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Stocks	95.2%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 12.2%

As of September 30, 2016 *
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$8,049,000
Automobiles - 1.8%
Fiat Chrysler Automobiles NV (a)	1,100,000	12,028,170
General Motors Co.	650,000	22,984,000
		35,012,170
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	55,000	2,222,000
Brinker International, Inc. (b)	75,000	3,297,000
Churchill Downs, Inc.	25,000	3,971,250
Dunkin' Brands Group, Inc.	100,000	5,468,000
Whitbread PLC	100,000	4,958,978
		19,917,228
Household Durables - 1.0%
KB Home	600,000	11,928,000
Taylor Morrison Home Corp. (a)	275,000	5,863,000
Tupperware Brands Corp.	25,000	1,568,000
		19,359,000
Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (a)	3,000	5,339,910
Leisure Products - 0.5%
Brunswick Corp.	40,000	2,448,000
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	3,034,200
NJOY, Inc. (a)(d)	787,486	8
Polaris Industries, Inc. (b)	50,000	4,190,000
		9,672,208
Media - 4.4%
Comcast Corp. Class A	1,400,000	52,626,000
The Walt Disney Co.	250,000	28,347,500
WME Entertainment Parent, LLC Class A (d)(e)	2,472,342	5,587,493
		86,560,993
Multiline Retail - 0.9%
Dollar General Corp.	30,000	2,091,900
Kohl's Corp.	100,000	3,981,000
Macy's, Inc.	162,500	4,816,500
Target Corp.	112,500	6,208,875
		17,098,275
Specialty Retail - 1.1%
AutoZone, Inc. (a)	7,500	5,422,875
Bed Bath & Beyond, Inc.	120,700	4,762,822
Lowe's Companies, Inc.	30,000	2,466,300
Ross Stores, Inc.	50,000	3,293,500
TJX Companies, Inc.	75,000	5,931,000
		21,876,497
Textiles, Apparel & Luxury Goods - 0.3%
Tory Burch LLC (a)(d)(e)	70,274	3,536,188
VF Corp.	62,500	3,435,625
		6,971,813

TOTAL CONSUMER DISCRETIONARY		229,857,094

CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Diageo PLC sponsored ADR (b)	50,000	5,779,000
Molson Coors Brewing Co. Class B	125,000	11,963,750
		17,742,750
Food & Staples Retailing - 2.7%
CVS Health Corp.	237,500	18,643,750
Kroger Co.	200,000	5,898,000
Wal-Mart Stores, Inc.	175,000	12,614,000
Walgreens Boots Alliance, Inc.	187,500	15,571,875
		52,727,625
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(b)	400,000	3,360,000
B&G Foods, Inc. Class A (b)	230,000	9,257,500
		12,617,500
Household Products - 2.2%
Church & Dwight Co., Inc.	20,000	997,400
Kimberly-Clark Corp.	25,000	3,290,750
Procter & Gamble Co.	425,000	38,186,250
		42,474,400

TOTAL CONSUMER STAPLES		125,562,275

ENERGY - 9.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	130,000	7,776,600
Oceaneering International, Inc.	125,000	3,385,000
Schlumberger Ltd.	50,000	3,905,000
		15,066,600
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	250,000	15,500,000
Cabot Oil & Gas Corp.	275,000	6,575,250
Chevron Corp.	125,000	13,421,250
ConocoPhillips Co.	625,000	31,168,750
EQT Corp.	75,000	4,582,500
Imperial Oil Ltd.	325,000	9,902,621
Kinder Morgan, Inc.	450,000	9,783,000
Legacy Reserves LP (a)	250,000	572,500
Southwestern Energy Co. (a)	550,000	4,493,500
Suncor Energy, Inc.	700,000	21,491,898
The Williams Companies, Inc.	1,050,000	31,069,500
Trilogy Energy Corp. (a)	825,000	3,021,205
Williams Partners LP	500,200	20,423,166
		172,005,140

TOTAL ENERGY		187,071,740

FINANCIALS - 21.6%
Banks - 8.1%
Bank of America Corp.	1,800,000	42,462,000
CaixaBank SA	608,333	2,615,519
Citigroup, Inc.	75,000	4,486,500
JPMorgan Chase & Co.	487,500	42,822,000
Regions Financial Corp.	550,000	7,991,500
Standard Chartered PLC (United Kingdom) (a)	250,000	2,389,907
SunTrust Banks, Inc.	175,000	9,677,500
U.S. Bancorp	350,000	18,025,000
Wells Fargo & Co.	500,000	27,830,000
		158,299,926
Capital Markets - 6.5%
Ares Capital Corp.	150,000	2,607,000
CBOE Holdings, Inc.	50,000	4,053,500
KKR & Co. LP	1,266,400	23,086,472
Morgan Stanley	600,000	25,704,000
MSCI, Inc.	75,000	7,289,250
S&P Global, Inc.	50,000	6,537,000
State Street Corp.	375,000	29,853,750
The Blackstone Group LP	1,000,000	29,700,000
		128,830,972
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	200,000	33,336,000
Bioverativ, Inc.	16,250	884,975
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	11,021,500
		45,242,475
Insurance - 2.9%
American International Group, Inc.	300,000	18,729,000
Chubb Ltd.	200,000	27,250,000
MetLife, Inc.	200,000	10,564,000
Unum Group	489	22,929
		56,565,929
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	600,000	6,078,000
Radian Group, Inc.	1,650,000	29,634,000
		35,712,000

TOTAL FINANCIALS		424,651,302

HEALTH CARE - 12.6%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)	23,300	1,194,125
Amgen, Inc.	162,500	26,661,375
Biogen, Inc. (a)	32,500	8,886,150
BioMarin Pharmaceutical, Inc. (a)	40,000	3,511,200
Celgene Corp. (a)	125,000	15,553,750
Gilead Sciences, Inc.	225,000	15,282,000
Intercept Pharmaceuticals, Inc. (a)	17,000	1,922,700
Spark Therapeutics, Inc. (a)	50,000	2,667,000
Trevena, Inc. (a)	350,000	1,284,500
Vertex Pharmaceuticals, Inc. (a)	20,000	2,187,000
		79,149,800
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	325,000	8,082,750
Medtronic PLC	275,000	22,154,000
		30,236,750
Health Care Providers & Services - 2.9%
Aetna, Inc.	25,000	3,188,750
Anthem, Inc.	75,000	12,403,500
Cigna Corp.	25,000	3,662,250
Express Scripts Holding Co. (a)	87,500	5,767,125
McKesson Corp.	50,000	7,413,000
UnitedHealth Group, Inc.	150,000	24,601,500
		57,036,125
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	75,000	5,979,000
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	275,000	3,626,954
Bristol-Myers Squibb Co.	75,000	4,078,500
GlaxoSmithKline PLC sponsored ADR	350,000	14,756,000
Jazz Pharmaceuticals PLC (a)	65,000	9,433,450
Johnson & Johnson	262,500	32,694,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	5,615,750
TherapeuticsMD, Inc. (a)	542,900	3,908,880
		74,113,909

TOTAL HEALTH CARE		246,515,584

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.4%
General Dynamics Corp.	45,000	8,424,000
United Technologies Corp.	175,000	19,636,750
		28,060,750
Air Freight & Logistics - 1.3%
FedEx Corp.	50,000	9,757,500
United Parcel Service, Inc. Class B	150,000	16,095,000
		25,852,500
Airlines - 0.4%
Copa Holdings SA Class A	62,500	7,015,625
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	100,000	5,528,000
Electrical Equipment - 0.9%
AMETEK, Inc.	112,500	6,084,000
Eaton Corp. PLC	45,000	3,336,750
Melrose Industries PLC	2,500,000	6,984,917
		16,405,667
Industrial Conglomerates - 1.5%
General Electric Co.	975,000	29,055,000
Machinery - 0.7%
Allison Transmission Holdings, Inc.	125,000	4,507,500
Cummins, Inc.	25,000	3,780,000
Rational AG	12,500	5,821,394
		14,108,894
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	25,000	1,696,500
J.B. Hunt Transport Services, Inc.	115,000	10,550,100
		12,246,600

TOTAL INDUSTRIALS		138,273,036

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,250,000	42,250,000
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	150,000	11,182,500
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	65,000	53,921,400
Facebook, Inc. Class A (a)	300,000	42,615,000
		96,536,400
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	75,000	4,464,000
First Data Corp. Class A (a)	1,325,000	20,537,500
MasterCard, Inc. Class A	125,000	14,058,750
Paychex, Inc.	140,000	8,246,000
Visa, Inc. Class A	275,000	24,439,250
		71,745,500
Semiconductors & Semiconductor Equipment - 0.9%
Qualcomm, Inc.	300,000	17,202,000
Software - 1.5%
ANSYS, Inc. (a)	5,000	534,350
Microsoft Corp.	250,000	16,465,000
Mobileye NV (a)	112,500	6,907,500
SS&C Technologies Holdings, Inc.	137,500	4,867,500
		28,774,350
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	470,000	67,520,201

TOTAL INFORMATION TECHNOLOGY		335,210,951

MATERIALS - 3.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	150,000	4,402,500
Eastman Chemical Co.	25,000	2,020,000
LyondellBasell Industries NV Class A	112,500	10,258,875
Potash Corp. of Saskatchewan, Inc.	225,000	3,844,043
PPG Industries, Inc.	50,000	5,254,000
The Dow Chemical Co.	225,000	14,296,500
Trinseo SA	25,000	1,677,500
Tronox Ltd. Class A	200,000	3,690,000
		45,443,418
Containers & Packaging - 0.7%
WestRock Co.	262,500	13,657,875
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	225,000	3,006,000
Randgold Resources Ltd. sponsored ADR (b)	40,000	3,491,200
		6,497,200

TOTAL MATERIALS		65,598,493

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	55,000	12,040,050
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	387,500	16,100,625
Verizon Communications, Inc.	350,000	17,062,500
Zayo Group Holdings, Inc. (a)	50,000	1,645,000
		34,808,125
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	77,300	4,992,806

TOTAL TELECOMMUNICATION SERVICES		39,800,931

UTILITIES - 3.0%
Electric Utilities - 2.7%
Duke Energy Corp.	125,000	10,251,250
Edison International	50,000	3,980,500
Entergy Corp.	75,000	5,697,000
Exelon Corp.	550,000	19,789,000
PPL Corp.	250,000	9,347,500
Southern Co.	75,000	3,733,500
		52,798,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	400,000	3,144,000
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	75,000	3,326,250

TOTAL UTILITIES		59,269,000

TOTAL COMMON STOCKS
(Cost $1,465,640,810)		1,863,850,456

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $5,293,611)	100,000	5,455,615
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,615,642)	2,500,000	1,250,000
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.84% (f)	92,786,238	92,804,796
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	17,382,382	17,384,120
TOTAL MONEY MARKET FUNDS
(Cost $110,187,277)		110,188,916
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,582,737,340)		1,980,744,987
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,766,488)
NET ASSETS - 100%		$1,963,978,499

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,179,389 or 1.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,486
Fidelity Securities Lending Cash Central Fund	149,595
Total	$294,081

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,312,709	$223,154,820	$--	$12,157,889
Consumer Staples	125,562,275	125,562,275	--	--
Energy	187,071,740	187,071,740	--	--
Financials	424,651,302	411,014,283	13,637,019	--
Health Care	246,515,584	242,888,630	3,626,954	--
Industrials	138,273,036	138,273,036	--	--
Information Technology	335,210,951	335,210,951	--	--
Materials	65,598,493	65,598,493	--	--
Real Estate	12,040,050	12,040,050	--	--
Telecommunication Services	39,800,931	39,800,931	--	--
Utilities	59,269,000	59,269,000	--	--
Corporate Bonds	1,250,000	--	1,250,000	--
Money Market Funds	110,188,916	110,188,916	--	--
Total Investments in Securities:	$1,980,744,987	$1,950,073,125	$18,513,973	$12,157,889

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,172,473
Net Realized Gain (Loss) on Investment Securities	(458,919)
Net Unrealized Gain (Loss) on Investment Securities	(4,229,790)
Cost of Purchases	750
Proceeds of Sales	(1,540,625)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,786,000)
Ending Balance	$12,157,889
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(4,507,350)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Ireland	2.2%
Switzerland	2.0%
Canada	2.0%
United Kingdom	1.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,029,172) — See accompanying schedule: Unaffiliated issuers (cost $1,472,550,063)	$1,870,556,071
Fidelity Central Funds (cost $110,187,277)	110,188,916
Total Investments (cost $1,582,737,340)		$1,980,744,987
Restricted cash		60,323
Receivable for fund shares sold		401,058
Dividends receivable		1,868,563
Interest receivable		109,514
Distributions receivable from Fidelity Central Funds		74,625
Prepaid expenses		1,756
Other receivables		85,575
Total assets		1,983,346,401
Liabilities
Payable for fund shares redeemed	$996,738
Accrued management fee	685,819
Distribution and service plan fees payable	90,595
Other affiliated payables	113,388
Other payables and accrued expenses	98,212
Collateral on securities loaned	17,383,150
Total liabilities		19,367,902
Net Assets		$1,963,978,499
Net Assets consist of:
Paid in capital		$1,531,681,112
Undistributed net investment income		5,001,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,285,890
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,009,659
Net Assets		$1,963,978,499
Class O:
Net Asset Value, offering price and redemption price per share ($1,605,334,789 ÷ 65,977,137 shares)		$24.33
Class A:
Net Asset Value and redemption price per share ($245,612,777 ÷ 10,344,184 shares)		$23.74
Maximum offering price per share (100/94.25 of $23.74)		$25.19
Class M:
Net Asset Value and redemption price per share ($35,740,282 ÷ 1,516,082 shares)		$23.57
Maximum offering price per share (100/96.50 of $23.57)		$24.42
Class C:
Net Asset Value and offering price per share ($28,872,310 ÷ 1,251,432 shares)(a)		$23.07
Class I:
Net Asset Value, offering price and redemption price per share ($48,062,468 ÷ 1,915,620 shares)		$25.09
Class Z:
Net Asset Value, offering price and redemption price per share ($355,873 ÷ 14,304 shares)		$24.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$19,775,688
Interest		178,864
Income from Fidelity Central Funds		294,081
Total income		20,248,633
Expenses
Management fee	$3,984,054
Transfer agent fees	323,617
Distribution and service plan fees	514,682
Accounting and security lending fees	292,783
Custodian fees and expenses	24,215
Independent trustees' fees and expenses	3,854
Appreciation in deferred trustee compensation account	558
Registration fees	40,109
Audit	79,012
Legal	7,768
Miscellaneous	8,201
Total expenses before reductions	5,278,853
Expense reductions	(46,902)	5,231,951
Net investment income (loss)		15,016,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,430,736
Fidelity Central Funds	9,825
Foreign currency transactions	(158)
Total net realized gain (loss)		37,440,403
Change in net unrealized appreciation (depreciation) on: Investment securities	146,190,077
Assets and liabilities in foreign currencies	2,604
Total change in net unrealized appreciation (depreciation)		146,192,681
Net gain (loss)		183,633,084
Net increase (decrease) in net assets resulting from operations		$198,649,766

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,016,682	$31,030,469
Net realized gain (loss)	37,440,403	(3,329,047)
Change in net unrealized appreciation (depreciation)	146,192,681	219,072,805
Net increase (decrease) in net assets resulting from operations	198,649,766	246,774,227
Distributions to shareholders from net investment income	(29,597,206)	(28,006,148)
Distributions to shareholders from net realized gain	(653,739)	(111,377,160)
Total distributions	(30,250,945)	(139,383,308)
Share transactions - net increase (decrease)	(33,577,121)	(14,315,901)
Total increase (decrease) in net assets	134,821,700	93,075,018
Net Assets
Beginning of period	1,829,156,799	1,736,081,781
End of period	$1,963,978,499	$1,829,156,799
Other Information
Undistributed net investment income end of period	$5,001,838	$19,582,362

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.27	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.19	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.26	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.45	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.38)	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.39)	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$24.33	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C,D	11.05%	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%G	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.65%G	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,605,335	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateH	31%G	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.15	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.19	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.34	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.30)	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.31)	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$23.74	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E,F	10.83%	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.82%I	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.82%I	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.30%I	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$245,613	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.53	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.10	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.17	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.27	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.23)	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.23)B	(1.55)	(2.13)C	(.19)	(.20)	(.11)
Net asset value, end of period	$23.57	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnD,E,F	10.59%	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.22%I	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	.90%I	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$35,740	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income $.225 and distributions from net realized gain of $.008 per share.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.03	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.13	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.17	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.12)	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.13)	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$23.07	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D,E	10.34%	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%H	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.36%H	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$28,872	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprises of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.94	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.18	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.32	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	2.50	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.34)	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.35)	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$25.09	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD,E	10.94%	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.63%H	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.63%H	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.49%H	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$48,062	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.19	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.31	2.62	(1.76)	3.47	.08
Total from investment operations	2.50	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.37)	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	–
Total distributions	(.38)	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$24.88	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	11.04%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.61%I	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$356	$81	$83	$119	$101
Portfolio turnover rateJ	31%I	46%	53%	55%	55%I

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$455,299,138
Gross unrealized depreciation	(60,114,458)
Net unrealized appreciation (depreciation) on securities	$395,184,680
Tax cost	$1,585,560,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,184,004 in these Subsidiaries, representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,847,667 and $374,761,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$299,512	$51,918
Class M	.25%	.25%	83,178	–
Class C	.75%	.25%	131,992	–
			$514,682	$51,918

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,728
Class M	3,032
Class C(a)	3,584
$28,344

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$74,423.01
Class A	131,212.11
Class M	43,304.26
Class C	39,244.30
Class I	35,404.17
Class Z	30.05
	$323,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,845 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $797,620. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $149,595, including $26,435 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37,705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $541.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,656.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$25,355,467	$24,029,748
Class A	3,183,576	2,964,199
Class M	330,045	276,577
Class B	–	538
Class C	140,058	87,577
Class I	586,731	646,211
Class Z	1,329	1,298
Total	$29,597,206	$28,006,148
From net realized gain
Class O	$535,208	$91,032,400
Class A	83,778	14,095,488
Class M	11,735	1,938,891
Class B	–	29,246
Class C	9,184	1,546,810
Class I	13,805	2,729,338
Class Z	29	4,987
Total	$653,739	$111,377,160

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	542,452	799,999	$12,781,503	$16,579,044
Reinvestment of distributions	948,996	5,127,861	22,339,394	101,377,968
Shares redeemed	(3,289,420)	(5,942,608)	(77,384,469)	(123,801,861)
Net increase (decrease)	(1,797,972)	(14,748)	$(42,263,572)	$(5,844,849)
Class A
Shares sold	1,037,770	1,448,406	$23,730,373	$29,334,334
Reinvestment of distributions	138,649	873,334	3,188,933	16,881,539
Shares redeemed	(1,199,817)	(2,279,147)	(27,789,095)	(46,026,366)
Net increase (decrease)	(23,398)	42,593	$(869,789)	$189,507
Class M
Shares sold	349,299	365,733	$7,899,214	$7,352,351
Reinvestment of distributions	13,797	103,040	315,395	1,980,422
Shares redeemed	(252,647)	(509,992)	(5,735,673)	(10,168,783)
Net increase (decrease)	110,449	(41,219)	$2,478,936	$(836,010)
Class B
Shares sold	–	44	$–	$854
Reinvestment of distributions	–	1,480	–	28,467
Shares redeemed	–	(24,577)	–	(482,652)
Net increase (decrease)	–	(23,053)	$–	$(453,331)
Class C
Shares sold	296,989	205,898	$6,584,816	$4,025,706
Reinvestment of distributions	6,366	81,688	142,668	1,540,645
Shares redeemed	(174,834)	(312,756)	(3,851,039)	(6,151,082)
Net increase (decrease)	128,521	(25,170)	$2,876,445	$(584,731)
Class I
Shares sold	401,322	483,868	$9,878,191	$10,271,737
Reinvestment of distributions	23,754	157,235	576,977	3,204,452
Shares redeemed	(273,691)	(947,650)	(6,525,498)	(20,256,990)
Net increase (decrease)	151,385	(306,547)	$3,929,670	$(6,780,801)
Class Z
Shares sold	10,693	5	$270,455	$108
Reinvestment of distributions	56	311	1,358	6,285
Shares redeemed	(25)	(588)	(624)	(12,079)
Net increase (decrease)	10,724	(272)	$271,189	$(5,686)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.47%
Actual		$1,000.00	$1,110.50	$2.47
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class A	.82%
Actual		$1,000.00	$1,108.30	$4.31
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.22%
Actual		$1,000.00	$1,105.90	$6.41
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.76%
Actual		$1,000.00	$1,103.40	$9.23
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Class I	.63%
Actual		$1,000.00	$1,109.40	$3.31
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,110.40	$2.68
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADESI-SANN-0517
1.814747.111

Fidelity Advisor® Diversified Stock Fund Class O Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.1
Alphabet, Inc. Class C	2.7	2.9
Comcast Corp. Class A	2.7	1.1
JPMorgan Chase & Co.	2.2	2.1
Facebook, Inc. Class A	2.2	1.9
Bank of America Corp.	2.2	2.4
Cisco Systems, Inc.	2.1	2.8
Procter & Gamble Co.	1.9	2.3
Berkshire Hathaway, Inc. Class B	1.7	1.2
Johnson & Johnson	1.7	1.7
	22.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	21.6
Information Technology	17.1	18.8
Health Care	12.6	13.6
Consumer Discretionary	12.0	9.8
Energy	9.6	10.5

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Stocks	95.2%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 12.2%

As of September 30, 2016 *
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$8,049,000
Automobiles - 1.8%
Fiat Chrysler Automobiles NV (a)	1,100,000	12,028,170
General Motors Co.	650,000	22,984,000
		35,012,170
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	55,000	2,222,000
Brinker International, Inc. (b)	75,000	3,297,000
Churchill Downs, Inc.	25,000	3,971,250
Dunkin' Brands Group, Inc.	100,000	5,468,000
Whitbread PLC	100,000	4,958,978
		19,917,228
Household Durables - 1.0%
KB Home	600,000	11,928,000
Taylor Morrison Home Corp. (a)	275,000	5,863,000
Tupperware Brands Corp.	25,000	1,568,000
		19,359,000
Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (a)	3,000	5,339,910
Leisure Products - 0.5%
Brunswick Corp.	40,000	2,448,000
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	3,034,200
NJOY, Inc. (a)(d)	787,486	8
Polaris Industries, Inc. (b)	50,000	4,190,000
		9,672,208
Media - 4.4%
Comcast Corp. Class A	1,400,000	52,626,000
The Walt Disney Co.	250,000	28,347,500
WME Entertainment Parent, LLC Class A (d)(e)	2,472,342	5,587,493
		86,560,993
Multiline Retail - 0.9%
Dollar General Corp.	30,000	2,091,900
Kohl's Corp.	100,000	3,981,000
Macy's, Inc.	162,500	4,816,500
Target Corp.	112,500	6,208,875
		17,098,275
Specialty Retail - 1.1%
AutoZone, Inc. (a)	7,500	5,422,875
Bed Bath & Beyond, Inc.	120,700	4,762,822
Lowe's Companies, Inc.	30,000	2,466,300
Ross Stores, Inc.	50,000	3,293,500
TJX Companies, Inc.	75,000	5,931,000
		21,876,497
Textiles, Apparel & Luxury Goods - 0.3%
Tory Burch LLC (a)(d)(e)	70,274	3,536,188
VF Corp.	62,500	3,435,625
		6,971,813

TOTAL CONSUMER DISCRETIONARY		229,857,094

CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Diageo PLC sponsored ADR (b)	50,000	5,779,000
Molson Coors Brewing Co. Class B	125,000	11,963,750
		17,742,750
Food & Staples Retailing - 2.7%
CVS Health Corp.	237,500	18,643,750
Kroger Co.	200,000	5,898,000
Wal-Mart Stores, Inc.	175,000	12,614,000
Walgreens Boots Alliance, Inc.	187,500	15,571,875
		52,727,625
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(b)	400,000	3,360,000
B&G Foods, Inc. Class A (b)	230,000	9,257,500
		12,617,500
Household Products - 2.2%
Church & Dwight Co., Inc.	20,000	997,400
Kimberly-Clark Corp.	25,000	3,290,750
Procter & Gamble Co.	425,000	38,186,250
		42,474,400

TOTAL CONSUMER STAPLES		125,562,275

ENERGY - 9.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	130,000	7,776,600
Oceaneering International, Inc.	125,000	3,385,000
Schlumberger Ltd.	50,000	3,905,000
		15,066,600
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	250,000	15,500,000
Cabot Oil & Gas Corp.	275,000	6,575,250
Chevron Corp.	125,000	13,421,250
ConocoPhillips Co.	625,000	31,168,750
EQT Corp.	75,000	4,582,500
Imperial Oil Ltd.	325,000	9,902,621
Kinder Morgan, Inc.	450,000	9,783,000
Legacy Reserves LP (a)	250,000	572,500
Southwestern Energy Co. (a)	550,000	4,493,500
Suncor Energy, Inc.	700,000	21,491,898
The Williams Companies, Inc.	1,050,000	31,069,500
Trilogy Energy Corp. (a)	825,000	3,021,205
Williams Partners LP	500,200	20,423,166
		172,005,140

TOTAL ENERGY		187,071,740

FINANCIALS - 21.6%
Banks - 8.1%
Bank of America Corp.	1,800,000	42,462,000
CaixaBank SA	608,333	2,615,519
Citigroup, Inc.	75,000	4,486,500
JPMorgan Chase & Co.	487,500	42,822,000
Regions Financial Corp.	550,000	7,991,500
Standard Chartered PLC (United Kingdom) (a)	250,000	2,389,907
SunTrust Banks, Inc.	175,000	9,677,500
U.S. Bancorp	350,000	18,025,000
Wells Fargo & Co.	500,000	27,830,000
		158,299,926
Capital Markets - 6.5%
Ares Capital Corp.	150,000	2,607,000
CBOE Holdings, Inc.	50,000	4,053,500
KKR & Co. LP	1,266,400	23,086,472
Morgan Stanley	600,000	25,704,000
MSCI, Inc.	75,000	7,289,250
S&P Global, Inc.	50,000	6,537,000
State Street Corp.	375,000	29,853,750
The Blackstone Group LP	1,000,000	29,700,000
		128,830,972
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	200,000	33,336,000
Bioverativ, Inc.	16,250	884,975
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	11,021,500
		45,242,475
Insurance - 2.9%
American International Group, Inc.	300,000	18,729,000
Chubb Ltd.	200,000	27,250,000
MetLife, Inc.	200,000	10,564,000
Unum Group	489	22,929
		56,565,929
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	600,000	6,078,000
Radian Group, Inc.	1,650,000	29,634,000
		35,712,000

TOTAL FINANCIALS		424,651,302

HEALTH CARE - 12.6%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)	23,300	1,194,125
Amgen, Inc.	162,500	26,661,375
Biogen, Inc. (a)	32,500	8,886,150
BioMarin Pharmaceutical, Inc. (a)	40,000	3,511,200
Celgene Corp. (a)	125,000	15,553,750
Gilead Sciences, Inc.	225,000	15,282,000
Intercept Pharmaceuticals, Inc. (a)	17,000	1,922,700
Spark Therapeutics, Inc. (a)	50,000	2,667,000
Trevena, Inc. (a)	350,000	1,284,500
Vertex Pharmaceuticals, Inc. (a)	20,000	2,187,000
		79,149,800
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	325,000	8,082,750
Medtronic PLC	275,000	22,154,000
		30,236,750
Health Care Providers & Services - 2.9%
Aetna, Inc.	25,000	3,188,750
Anthem, Inc.	75,000	12,403,500
Cigna Corp.	25,000	3,662,250
Express Scripts Holding Co. (a)	87,500	5,767,125
McKesson Corp.	50,000	7,413,000
UnitedHealth Group, Inc.	150,000	24,601,500
		57,036,125
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	75,000	5,979,000
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	275,000	3,626,954
Bristol-Myers Squibb Co.	75,000	4,078,500
GlaxoSmithKline PLC sponsored ADR	350,000	14,756,000
Jazz Pharmaceuticals PLC (a)	65,000	9,433,450
Johnson & Johnson	262,500	32,694,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	5,615,750
TherapeuticsMD, Inc. (a)	542,900	3,908,880
		74,113,909

TOTAL HEALTH CARE		246,515,584

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.4%
General Dynamics Corp.	45,000	8,424,000
United Technologies Corp.	175,000	19,636,750
		28,060,750
Air Freight & Logistics - 1.3%
FedEx Corp.	50,000	9,757,500
United Parcel Service, Inc. Class B	150,000	16,095,000
		25,852,500
Airlines - 0.4%
Copa Holdings SA Class A	62,500	7,015,625
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	100,000	5,528,000
Electrical Equipment - 0.9%
AMETEK, Inc.	112,500	6,084,000
Eaton Corp. PLC	45,000	3,336,750
Melrose Industries PLC	2,500,000	6,984,917
		16,405,667
Industrial Conglomerates - 1.5%
General Electric Co.	975,000	29,055,000
Machinery - 0.7%
Allison Transmission Holdings, Inc.	125,000	4,507,500
Cummins, Inc.	25,000	3,780,000
Rational AG	12,500	5,821,394
		14,108,894
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	25,000	1,696,500
J.B. Hunt Transport Services, Inc.	115,000	10,550,100
		12,246,600

TOTAL INDUSTRIALS		138,273,036

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,250,000	42,250,000
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	150,000	11,182,500
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	65,000	53,921,400
Facebook, Inc. Class A (a)	300,000	42,615,000
		96,536,400
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	75,000	4,464,000
First Data Corp. Class A (a)	1,325,000	20,537,500
MasterCard, Inc. Class A	125,000	14,058,750
Paychex, Inc.	140,000	8,246,000
Visa, Inc. Class A	275,000	24,439,250
		71,745,500
Semiconductors & Semiconductor Equipment - 0.9%
Qualcomm, Inc.	300,000	17,202,000
Software - 1.5%
ANSYS, Inc. (a)	5,000	534,350
Microsoft Corp.	250,000	16,465,000
Mobileye NV (a)	112,500	6,907,500
SS&C Technologies Holdings, Inc.	137,500	4,867,500
		28,774,350
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	470,000	67,520,201

TOTAL INFORMATION TECHNOLOGY		335,210,951

MATERIALS - 3.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	150,000	4,402,500
Eastman Chemical Co.	25,000	2,020,000
LyondellBasell Industries NV Class A	112,500	10,258,875
Potash Corp. of Saskatchewan, Inc.	225,000	3,844,043
PPG Industries, Inc.	50,000	5,254,000
The Dow Chemical Co.	225,000	14,296,500
Trinseo SA	25,000	1,677,500
Tronox Ltd. Class A	200,000	3,690,000
		45,443,418
Containers & Packaging - 0.7%
WestRock Co.	262,500	13,657,875
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	225,000	3,006,000
Randgold Resources Ltd. sponsored ADR (b)	40,000	3,491,200
		6,497,200

TOTAL MATERIALS		65,598,493

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	55,000	12,040,050
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	387,500	16,100,625
Verizon Communications, Inc.	350,000	17,062,500
Zayo Group Holdings, Inc. (a)	50,000	1,645,000
		34,808,125
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	77,300	4,992,806

TOTAL TELECOMMUNICATION SERVICES		39,800,931

UTILITIES - 3.0%
Electric Utilities - 2.7%
Duke Energy Corp.	125,000	10,251,250
Edison International	50,000	3,980,500
Entergy Corp.	75,000	5,697,000
Exelon Corp.	550,000	19,789,000
PPL Corp.	250,000	9,347,500
Southern Co.	75,000	3,733,500
		52,798,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	400,000	3,144,000
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	75,000	3,326,250

TOTAL UTILITIES		59,269,000

TOTAL COMMON STOCKS
(Cost $1,465,640,810)		1,863,850,456

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $5,293,611)	100,000	5,455,615
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,615,642)	2,500,000	1,250,000
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.84% (f)	92,786,238	92,804,796
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	17,382,382	17,384,120
TOTAL MONEY MARKET FUNDS
(Cost $110,187,277)		110,188,916
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,582,737,340)		1,980,744,987
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,766,488)
NET ASSETS - 100%		$1,963,978,499

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,179,389 or 1.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,486
Fidelity Securities Lending Cash Central Fund	149,595
Total	$294,081

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,312,709	$223,154,820	$--	$12,157,889
Consumer Staples	125,562,275	125,562,275	--	--
Energy	187,071,740	187,071,740	--	--
Financials	424,651,302	411,014,283	13,637,019	--
Health Care	246,515,584	242,888,630	3,626,954	--
Industrials	138,273,036	138,273,036	--	--
Information Technology	335,210,951	335,210,951	--	--
Materials	65,598,493	65,598,493	--	--
Real Estate	12,040,050	12,040,050	--	--
Telecommunication Services	39,800,931	39,800,931	--	--
Utilities	59,269,000	59,269,000	--	--
Corporate Bonds	1,250,000	--	1,250,000	--
Money Market Funds	110,188,916	110,188,916	--	--
Total Investments in Securities:	$1,980,744,987	$1,950,073,125	$18,513,973	$12,157,889

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,172,473
Net Realized Gain (Loss) on Investment Securities	(458,919)
Net Unrealized Gain (Loss) on Investment Securities	(4,229,790)
Cost of Purchases	750
Proceeds of Sales	(1,540,625)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,786,000)
Ending Balance	$12,157,889
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(4,507,350)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Ireland	2.2%
Switzerland	2.0%
Canada	2.0%
United Kingdom	1.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,029,172) — See accompanying schedule: Unaffiliated issuers (cost $1,472,550,063)	$1,870,556,071
Fidelity Central Funds (cost $110,187,277)	110,188,916
Total Investments (cost $1,582,737,340)		$1,980,744,987
Restricted cash		60,323
Receivable for fund shares sold		401,058
Dividends receivable		1,868,563
Interest receivable		109,514
Distributions receivable from Fidelity Central Funds		74,625
Prepaid expenses		1,756
Other receivables		85,575
Total assets		1,983,346,401
Liabilities
Payable for fund shares redeemed	$996,738
Accrued management fee	685,819
Distribution and service plan fees payable	90,595
Other affiliated payables	113,388
Other payables and accrued expenses	98,212
Collateral on securities loaned	17,383,150
Total liabilities		19,367,902
Net Assets		$1,963,978,499
Net Assets consist of:
Paid in capital		$1,531,681,112
Undistributed net investment income		5,001,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,285,890
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,009,659
Net Assets		$1,963,978,499
Class O:
Net Asset Value, offering price and redemption price per share ($1,605,334,789 ÷ 65,977,137 shares)		$24.33
Class A:
Net Asset Value and redemption price per share ($245,612,777 ÷ 10,344,184 shares)		$23.74
Maximum offering price per share (100/94.25 of $23.74)		$25.19
Class M:
Net Asset Value and redemption price per share ($35,740,282 ÷ 1,516,082 shares)		$23.57
Maximum offering price per share (100/96.50 of $23.57)		$24.42
Class C:
Net Asset Value and offering price per share ($28,872,310 ÷ 1,251,432 shares)(a)		$23.07
Class I:
Net Asset Value, offering price and redemption price per share ($48,062,468 ÷ 1,915,620 shares)		$25.09
Class Z:
Net Asset Value, offering price and redemption price per share ($355,873 ÷ 14,304 shares)		$24.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$19,775,688
Interest		178,864
Income from Fidelity Central Funds		294,081
Total income		20,248,633
Expenses
Management fee	$3,984,054
Transfer agent fees	323,617
Distribution and service plan fees	514,682
Accounting and security lending fees	292,783
Custodian fees and expenses	24,215
Independent trustees' fees and expenses	3,854
Appreciation in deferred trustee compensation account	558
Registration fees	40,109
Audit	79,012
Legal	7,768
Miscellaneous	8,201
Total expenses before reductions	5,278,853
Expense reductions	(46,902)	5,231,951
Net investment income (loss)		15,016,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,430,736
Fidelity Central Funds	9,825
Foreign currency transactions	(158)
Total net realized gain (loss)		37,440,403
Change in net unrealized appreciation (depreciation) on: Investment securities	146,190,077
Assets and liabilities in foreign currencies	2,604
Total change in net unrealized appreciation (depreciation)		146,192,681
Net gain (loss)		183,633,084
Net increase (decrease) in net assets resulting from operations		$198,649,766

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,016,682	$31,030,469
Net realized gain (loss)	37,440,403	(3,329,047)
Change in net unrealized appreciation (depreciation)	146,192,681	219,072,805
Net increase (decrease) in net assets resulting from operations	198,649,766	246,774,227
Distributions to shareholders from net investment income	(29,597,206)	(28,006,148)
Distributions to shareholders from net realized gain	(653,739)	(111,377,160)
Total distributions	(30,250,945)	(139,383,308)
Share transactions - net increase (decrease)	(33,577,121)	(14,315,901)
Total increase (decrease) in net assets	134,821,700	93,075,018
Net Assets
Beginning of period	1,829,156,799	1,736,081,781
End of period	$1,963,978,499	$1,829,156,799
Other Information
Undistributed net investment income end of period	$5,001,838	$19,582,362

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.27	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.19	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.26	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.45	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.38)	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.39)	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$24.33	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C,D	11.05%	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%G	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.65%G	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,605,335	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateH	31%G	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.15	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.19	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.34	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.30)	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.31)	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$23.74	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E,F	10.83%	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.82%I	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.82%I	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.30%I	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$245,613	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.53	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.10	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.17	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.27	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.23)	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.23)B	(1.55)	(2.13)C	(.19)	(.20)	(.11)
Net asset value, end of period	$23.57	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnD,E,F	10.59%	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.22%I	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	.90%I	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$35,740	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income $.225 and distributions from net realized gain of $.008 per share.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.03	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.13	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.17	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.12)	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.13)	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$23.07	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D,E	10.34%	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%H	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.36%H	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$28,872	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprises of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.94	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.18	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.32	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	2.50	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.34)	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.35)	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$25.09	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD,E	10.94%	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.63%H	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.63%H	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.49%H	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$48,062	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.19	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.31	2.62	(1.76)	3.47	.08
Total from investment operations	2.50	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.37)	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	–
Total distributions	(.38)	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$24.88	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	11.04%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.61%I	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$356	$81	$83	$119	$101
Portfolio turnover rateJ	31%I	46%	53%	55%	55%I

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$455,299,138
Gross unrealized depreciation	(60,114,458)
Net unrealized appreciation (depreciation) on securities	$395,184,680
Tax cost	$1,585,560,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,184,004 in these Subsidiaries, representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,847,667 and $374,761,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$299,512	$51,918
Class M	.25%	.25%	83,178	–
Class C	.75%	.25%	131,992	–
			$514,682	$51,918

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,728
Class M	3,032
Class C(a)	3,584
$28,344

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$74,423.01
Class A	131,212.11
Class M	43,304.26
Class C	39,244.30
Class I	35,404.17
Class Z	30.05
	$323,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,845 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $797,620. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $149,595, including $26,435 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37,705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $541.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,656.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$25,355,467	$24,029,748
Class A	3,183,576	2,964,199
Class M	330,045	276,577
Class B	–	538
Class C	140,058	87,577
Class I	586,731	646,211
Class Z	1,329	1,298
Total	$29,597,206	$28,006,148
From net realized gain
Class O	$535,208	$91,032,400
Class A	83,778	14,095,488
Class M	11,735	1,938,891
Class B	–	29,246
Class C	9,184	1,546,810
Class I	13,805	2,729,338
Class Z	29	4,987
Total	$653,739	$111,377,160

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	542,452	799,999	$12,781,503	$16,579,044
Reinvestment of distributions	948,996	5,127,861	22,339,394	101,377,968
Shares redeemed	(3,289,420)	(5,942,608)	(77,384,469)	(123,801,861)
Net increase (decrease)	(1,797,972)	(14,748)	$(42,263,572)	$(5,844,849)
Class A
Shares sold	1,037,770	1,448,406	$23,730,373	$29,334,334
Reinvestment of distributions	138,649	873,334	3,188,933	16,881,539
Shares redeemed	(1,199,817)	(2,279,147)	(27,789,095)	(46,026,366)
Net increase (decrease)	(23,398)	42,593	$(869,789)	$189,507
Class M
Shares sold	349,299	365,733	$7,899,214	$7,352,351
Reinvestment of distributions	13,797	103,040	315,395	1,980,422
Shares redeemed	(252,647)	(509,992)	(5,735,673)	(10,168,783)
Net increase (decrease)	110,449	(41,219)	$2,478,936	$(836,010)
Class B
Shares sold	–	44	$–	$854
Reinvestment of distributions	–	1,480	–	28,467
Shares redeemed	–	(24,577)	–	(482,652)
Net increase (decrease)	–	(23,053)	$–	$(453,331)
Class C
Shares sold	296,989	205,898	$6,584,816	$4,025,706
Reinvestment of distributions	6,366	81,688	142,668	1,540,645
Shares redeemed	(174,834)	(312,756)	(3,851,039)	(6,151,082)
Net increase (decrease)	128,521	(25,170)	$2,876,445	$(584,731)
Class I
Shares sold	401,322	483,868	$9,878,191	$10,271,737
Reinvestment of distributions	23,754	157,235	576,977	3,204,452
Shares redeemed	(273,691)	(947,650)	(6,525,498)	(20,256,990)
Net increase (decrease)	151,385	(306,547)	$3,929,670	$(6,780,801)
Class Z
Shares sold	10,693	5	$270,455	$108
Reinvestment of distributions	56	311	1,358	6,285
Shares redeemed	(25)	(588)	(624)	(12,079)
Net increase (decrease)	10,724	(272)	$271,189	$(5,686)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.47%
Actual		$1,000.00	$1,110.50	$2.47
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class A	.82%
Actual		$1,000.00	$1,108.30	$4.31
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.22%
Actual		$1,000.00	$1,105.90	$6.41
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.76%
Actual		$1,000.00	$1,103.40	$9.23
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Class I	.63%
Actual		$1,000.00	$1,109.40	$3.31
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,110.40	$2.68
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIO-SANN-0517
1.791871.113

Fidelity Advisor® Diversified Stock Fund Class A Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.1
Alphabet, Inc. Class C	2.7	2.9
Comcast Corp. Class A	2.7	1.1
JPMorgan Chase & Co.	2.2	2.1
Facebook, Inc. Class A	2.2	1.9
Bank of America Corp.	2.2	2.4
Cisco Systems, Inc.	2.1	2.8
Procter & Gamble Co.	1.9	2.3
Berkshire Hathaway, Inc. Class B	1.7	1.2
Johnson & Johnson	1.7	1.7
	22.8

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	21.6
Information Technology	17.1	18.8
Health Care	12.6	13.6
Consumer Discretionary	12.0	9.8
Energy	9.6	10.5

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Stocks	95.2%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 12.2%

As of September 30, 2016 *
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$8,049,000
Automobiles - 1.8%
Fiat Chrysler Automobiles NV (a)	1,100,000	12,028,170
General Motors Co.	650,000	22,984,000
		35,012,170
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc. (a)	55,000	2,222,000
Brinker International, Inc. (b)	75,000	3,297,000
Churchill Downs, Inc.	25,000	3,971,250
Dunkin' Brands Group, Inc.	100,000	5,468,000
Whitbread PLC	100,000	4,958,978
		19,917,228
Household Durables - 1.0%
KB Home	600,000	11,928,000
Taylor Morrison Home Corp. (a)	275,000	5,863,000
Tupperware Brands Corp.	25,000	1,568,000
		19,359,000
Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (a)	3,000	5,339,910
Leisure Products - 0.5%
Brunswick Corp.	40,000	2,448,000
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	3,034,200
NJOY, Inc. (a)(d)	787,486	8
Polaris Industries, Inc. (b)	50,000	4,190,000
		9,672,208
Media - 4.4%
Comcast Corp. Class A	1,400,000	52,626,000
The Walt Disney Co.	250,000	28,347,500
WME Entertainment Parent, LLC Class A (d)(e)	2,472,342	5,587,493
		86,560,993
Multiline Retail - 0.9%
Dollar General Corp.	30,000	2,091,900
Kohl's Corp.	100,000	3,981,000
Macy's, Inc.	162,500	4,816,500
Target Corp.	112,500	6,208,875
		17,098,275
Specialty Retail - 1.1%
AutoZone, Inc. (a)	7,500	5,422,875
Bed Bath & Beyond, Inc.	120,700	4,762,822
Lowe's Companies, Inc.	30,000	2,466,300
Ross Stores, Inc.	50,000	3,293,500
TJX Companies, Inc.	75,000	5,931,000
		21,876,497
Textiles, Apparel & Luxury Goods - 0.3%
Tory Burch LLC (a)(d)(e)	70,274	3,536,188
VF Corp.	62,500	3,435,625
		6,971,813

TOTAL CONSUMER DISCRETIONARY		229,857,094

CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Diageo PLC sponsored ADR (b)	50,000	5,779,000
Molson Coors Brewing Co. Class B	125,000	11,963,750
		17,742,750
Food & Staples Retailing - 2.7%
CVS Health Corp.	237,500	18,643,750
Kroger Co.	200,000	5,898,000
Wal-Mart Stores, Inc.	175,000	12,614,000
Walgreens Boots Alliance, Inc.	187,500	15,571,875
		52,727,625
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(b)	400,000	3,360,000
B&G Foods, Inc. Class A (b)	230,000	9,257,500
		12,617,500
Household Products - 2.2%
Church & Dwight Co., Inc.	20,000	997,400
Kimberly-Clark Corp.	25,000	3,290,750
Procter & Gamble Co.	425,000	38,186,250
		42,474,400

TOTAL CONSUMER STAPLES		125,562,275

ENERGY - 9.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	130,000	7,776,600
Oceaneering International, Inc.	125,000	3,385,000
Schlumberger Ltd.	50,000	3,905,000
		15,066,600
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	250,000	15,500,000
Cabot Oil & Gas Corp.	275,000	6,575,250
Chevron Corp.	125,000	13,421,250
ConocoPhillips Co.	625,000	31,168,750
EQT Corp.	75,000	4,582,500
Imperial Oil Ltd.	325,000	9,902,621
Kinder Morgan, Inc.	450,000	9,783,000
Legacy Reserves LP (a)	250,000	572,500
Southwestern Energy Co. (a)	550,000	4,493,500
Suncor Energy, Inc.	700,000	21,491,898
The Williams Companies, Inc.	1,050,000	31,069,500
Trilogy Energy Corp. (a)	825,000	3,021,205
Williams Partners LP	500,200	20,423,166
		172,005,140

TOTAL ENERGY		187,071,740

FINANCIALS - 21.6%
Banks - 8.1%
Bank of America Corp.	1,800,000	42,462,000
CaixaBank SA	608,333	2,615,519
Citigroup, Inc.	75,000	4,486,500
JPMorgan Chase & Co.	487,500	42,822,000
Regions Financial Corp.	550,000	7,991,500
Standard Chartered PLC (United Kingdom) (a)	250,000	2,389,907
SunTrust Banks, Inc.	175,000	9,677,500
U.S. Bancorp	350,000	18,025,000
Wells Fargo & Co.	500,000	27,830,000
		158,299,926
Capital Markets - 6.5%
Ares Capital Corp.	150,000	2,607,000
CBOE Holdings, Inc.	50,000	4,053,500
KKR & Co. LP	1,266,400	23,086,472
Morgan Stanley	600,000	25,704,000
MSCI, Inc.	75,000	7,289,250
S&P Global, Inc.	50,000	6,537,000
State Street Corp.	375,000	29,853,750
The Blackstone Group LP	1,000,000	29,700,000
		128,830,972
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	200,000	33,336,000
Bioverativ, Inc.	16,250	884,975
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	11,021,500
		45,242,475
Insurance - 2.9%
American International Group, Inc.	300,000	18,729,000
Chubb Ltd.	200,000	27,250,000
MetLife, Inc.	200,000	10,564,000
Unum Group	489	22,929
		56,565,929
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	600,000	6,078,000
Radian Group, Inc.	1,650,000	29,634,000
		35,712,000

TOTAL FINANCIALS		424,651,302

HEALTH CARE - 12.6%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)	23,300	1,194,125
Amgen, Inc.	162,500	26,661,375
Biogen, Inc. (a)	32,500	8,886,150
BioMarin Pharmaceutical, Inc. (a)	40,000	3,511,200
Celgene Corp. (a)	125,000	15,553,750
Gilead Sciences, Inc.	225,000	15,282,000
Intercept Pharmaceuticals, Inc. (a)	17,000	1,922,700
Spark Therapeutics, Inc. (a)	50,000	2,667,000
Trevena, Inc. (a)	350,000	1,284,500
Vertex Pharmaceuticals, Inc. (a)	20,000	2,187,000
		79,149,800
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	325,000	8,082,750
Medtronic PLC	275,000	22,154,000
		30,236,750
Health Care Providers & Services - 2.9%
Aetna, Inc.	25,000	3,188,750
Anthem, Inc.	75,000	12,403,500
Cigna Corp.	25,000	3,662,250
Express Scripts Holding Co. (a)	87,500	5,767,125
McKesson Corp.	50,000	7,413,000
UnitedHealth Group, Inc.	150,000	24,601,500
		57,036,125
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	75,000	5,979,000
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	275,000	3,626,954
Bristol-Myers Squibb Co.	75,000	4,078,500
GlaxoSmithKline PLC sponsored ADR	350,000	14,756,000
Jazz Pharmaceuticals PLC (a)	65,000	9,433,450
Johnson & Johnson	262,500	32,694,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	5,615,750
TherapeuticsMD, Inc. (a)	542,900	3,908,880
		74,113,909

TOTAL HEALTH CARE		246,515,584

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.4%
General Dynamics Corp.	45,000	8,424,000
United Technologies Corp.	175,000	19,636,750
		28,060,750
Air Freight & Logistics - 1.3%
FedEx Corp.	50,000	9,757,500
United Parcel Service, Inc. Class B	150,000	16,095,000
		25,852,500
Airlines - 0.4%
Copa Holdings SA Class A	62,500	7,015,625
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	100,000	5,528,000
Electrical Equipment - 0.9%
AMETEK, Inc.	112,500	6,084,000
Eaton Corp. PLC	45,000	3,336,750
Melrose Industries PLC	2,500,000	6,984,917
		16,405,667
Industrial Conglomerates - 1.5%
General Electric Co.	975,000	29,055,000
Machinery - 0.7%
Allison Transmission Holdings, Inc.	125,000	4,507,500
Cummins, Inc.	25,000	3,780,000
Rational AG	12,500	5,821,394
		14,108,894
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	25,000	1,696,500
J.B. Hunt Transport Services, Inc.	115,000	10,550,100
		12,246,600

TOTAL INDUSTRIALS		138,273,036

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,250,000	42,250,000
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	150,000	11,182,500
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	65,000	53,921,400
Facebook, Inc. Class A (a)	300,000	42,615,000
		96,536,400
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	75,000	4,464,000
First Data Corp. Class A (a)	1,325,000	20,537,500
MasterCard, Inc. Class A	125,000	14,058,750
Paychex, Inc.	140,000	8,246,000
Visa, Inc. Class A	275,000	24,439,250
		71,745,500
Semiconductors & Semiconductor Equipment - 0.9%
Qualcomm, Inc.	300,000	17,202,000
Software - 1.5%
ANSYS, Inc. (a)	5,000	534,350
Microsoft Corp.	250,000	16,465,000
Mobileye NV (a)	112,500	6,907,500
SS&C Technologies Holdings, Inc.	137,500	4,867,500
		28,774,350
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	470,000	67,520,201

TOTAL INFORMATION TECHNOLOGY		335,210,951

MATERIALS - 3.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	150,000	4,402,500
Eastman Chemical Co.	25,000	2,020,000
LyondellBasell Industries NV Class A	112,500	10,258,875
Potash Corp. of Saskatchewan, Inc.	225,000	3,844,043
PPG Industries, Inc.	50,000	5,254,000
The Dow Chemical Co.	225,000	14,296,500
Trinseo SA	25,000	1,677,500
Tronox Ltd. Class A	200,000	3,690,000
		45,443,418
Containers & Packaging - 0.7%
WestRock Co.	262,500	13,657,875
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	225,000	3,006,000
Randgold Resources Ltd. sponsored ADR (b)	40,000	3,491,200
		6,497,200

TOTAL MATERIALS		65,598,493

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	55,000	12,040,050
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	387,500	16,100,625
Verizon Communications, Inc.	350,000	17,062,500
Zayo Group Holdings, Inc. (a)	50,000	1,645,000
		34,808,125
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	77,300	4,992,806

TOTAL TELECOMMUNICATION SERVICES		39,800,931

UTILITIES - 3.0%
Electric Utilities - 2.7%
Duke Energy Corp.	125,000	10,251,250
Edison International	50,000	3,980,500
Entergy Corp.	75,000	5,697,000
Exelon Corp.	550,000	19,789,000
PPL Corp.	250,000	9,347,500
Southern Co.	75,000	3,733,500
		52,798,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	400,000	3,144,000
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	75,000	3,326,250

TOTAL UTILITIES		59,269,000

TOTAL COMMON STOCKS
(Cost $1,465,640,810)		1,863,850,456

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $5,293,611)	100,000	5,455,615
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $1,615,642)	2,500,000	1,250,000
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.84% (f)	92,786,238	92,804,796
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	17,382,382	17,384,120
TOTAL MONEY MARKET FUNDS
(Cost $110,187,277)		110,188,916
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,582,737,340)		1,980,744,987
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,766,488)
NET ASSETS - 100%		$1,963,978,499

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,179,389 or 1.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,486
Fidelity Securities Lending Cash Central Fund	149,595
Total	$294,081

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,312,709	$223,154,820	$--	$12,157,889
Consumer Staples	125,562,275	125,562,275	--	--
Energy	187,071,740	187,071,740	--	--
Financials	424,651,302	411,014,283	13,637,019	--
Health Care	246,515,584	242,888,630	3,626,954	--
Industrials	138,273,036	138,273,036	--	--
Information Technology	335,210,951	335,210,951	--	--
Materials	65,598,493	65,598,493	--	--
Real Estate	12,040,050	12,040,050	--	--
Telecommunication Services	39,800,931	39,800,931	--	--
Utilities	59,269,000	59,269,000	--	--
Corporate Bonds	1,250,000	--	1,250,000	--
Money Market Funds	110,188,916	110,188,916	--	--
Total Investments in Securities:	$1,980,744,987	$1,950,073,125	$18,513,973	$12,157,889

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,172,473
Net Realized Gain (Loss) on Investment Securities	(458,919)
Net Unrealized Gain (Loss) on Investment Securities	(4,229,790)
Cost of Purchases	750
Proceeds of Sales	(1,540,625)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,786,000)
Ending Balance	$12,157,889
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(4,507,350)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Ireland	2.2%
Switzerland	2.0%
Canada	2.0%
United Kingdom	1.7%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,029,172) — See accompanying schedule: Unaffiliated issuers (cost $1,472,550,063)	$1,870,556,071
Fidelity Central Funds (cost $110,187,277)	110,188,916
Total Investments (cost $1,582,737,340)		$1,980,744,987
Restricted cash		60,323
Receivable for fund shares sold		401,058
Dividends receivable		1,868,563
Interest receivable		109,514
Distributions receivable from Fidelity Central Funds		74,625
Prepaid expenses		1,756
Other receivables		85,575
Total assets		1,983,346,401
Liabilities
Payable for fund shares redeemed	$996,738
Accrued management fee	685,819
Distribution and service plan fees payable	90,595
Other affiliated payables	113,388
Other payables and accrued expenses	98,212
Collateral on securities loaned	17,383,150
Total liabilities		19,367,902
Net Assets		$1,963,978,499
Net Assets consist of:
Paid in capital		$1,531,681,112
Undistributed net investment income		5,001,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,285,890
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,009,659
Net Assets		$1,963,978,499
Class O:
Net Asset Value, offering price and redemption price per share ($1,605,334,789 ÷ 65,977,137 shares)		$24.33
Class A:
Net Asset Value and redemption price per share ($245,612,777 ÷ 10,344,184 shares)		$23.74
Maximum offering price per share (100/94.25 of $23.74)		$25.19
Class M:
Net Asset Value and redemption price per share ($35,740,282 ÷ 1,516,082 shares)		$23.57
Maximum offering price per share (100/96.50 of $23.57)		$24.42
Class C:
Net Asset Value and offering price per share ($28,872,310 ÷ 1,251,432 shares)(a)		$23.07
Class I:
Net Asset Value, offering price and redemption price per share ($48,062,468 ÷ 1,915,620 shares)		$25.09
Class Z:
Net Asset Value, offering price and redemption price per share ($355,873 ÷ 14,304 shares)		$24.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$19,775,688
Interest		178,864
Income from Fidelity Central Funds		294,081
Total income		20,248,633
Expenses
Management fee	$3,984,054
Transfer agent fees	323,617
Distribution and service plan fees	514,682
Accounting and security lending fees	292,783
Custodian fees and expenses	24,215
Independent trustees' fees and expenses	3,854
Appreciation in deferred trustee compensation account	558
Registration fees	40,109
Audit	79,012
Legal	7,768
Miscellaneous	8,201
Total expenses before reductions	5,278,853
Expense reductions	(46,902)	5,231,951
Net investment income (loss)		15,016,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,430,736
Fidelity Central Funds	9,825
Foreign currency transactions	(158)
Total net realized gain (loss)		37,440,403
Change in net unrealized appreciation (depreciation) on: Investment securities	146,190,077
Assets and liabilities in foreign currencies	2,604
Total change in net unrealized appreciation (depreciation)		146,192,681
Net gain (loss)		183,633,084
Net increase (decrease) in net assets resulting from operations		$198,649,766

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,016,682	$31,030,469
Net realized gain (loss)	37,440,403	(3,329,047)
Change in net unrealized appreciation (depreciation)	146,192,681	219,072,805
Net increase (decrease) in net assets resulting from operations	198,649,766	246,774,227
Distributions to shareholders from net investment income	(29,597,206)	(28,006,148)
Distributions to shareholders from net realized gain	(653,739)	(111,377,160)
Total distributions	(30,250,945)	(139,383,308)
Share transactions - net increase (decrease)	(33,577,121)	(14,315,901)
Total increase (decrease) in net assets	134,821,700	93,075,018
Net Assets
Beginning of period	1,829,156,799	1,736,081,781
End of period	$1,963,978,499	$1,829,156,799
Other Information
Undistributed net investment income end of period	$5,001,838	$19,582,362

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.27	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.19	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.26	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.45	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.38)	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.39)	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$24.33	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C,D	11.05%	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%G	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%G	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.65%G	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,605,335	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateH	31%G	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.15	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.19	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.34	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.30)	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.31)	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$23.74	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E,F	10.83%	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.82%I	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.82%I	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.30%I	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$245,613	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.53	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.10	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.17	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.27	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.23)	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.23)B	(1.55)	(2.13)C	(.19)	(.20)	(.11)
Net asset value, end of period	$23.57	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnD,E,F	10.59%	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.22%I	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	.90%I	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$35,740	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateJ	31%I	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income $.225 and distributions from net realized gain of $.008 per share.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.03	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.13	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.17	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.12)	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.13)	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$23.07	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D,E	10.34%	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.76%H	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%H	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.36%H	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$28,872	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprises of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.94	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.18	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.32	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	2.50	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.34)	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(.35)	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$25.09	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD,E	10.94%	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.63%H	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.63%H	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.49%H	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$48,062	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateI	31%H	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$22.76	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.19	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.31	2.62	(1.76)	3.47	.08
Total from investment operations	2.50	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.37)	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(.01)	(1.36)	(1.97)	(.06)	–
Total distributions	(.38)	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$24.88	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	11.04%	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%I	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.61%I	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$356	$81	$83	$119	$101
Portfolio turnover rateJ	31%I	46%	53%	55%	55%I

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M (formerly Class T), Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$455,299,138
Gross unrealized depreciation	(60,114,458)
Net unrealized appreciation (depreciation) on securities	$395,184,680
Tax cost	$1,585,560,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,184,004 in these Subsidiaries, representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,847,667 and $374,761,832, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$299,512	$51,918
Class M	.25%	.25%	83,178	–
Class C	.75%	.25%	131,992	–
			$514,682	$51,918

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,728
Class M	3,032
Class C(a)	3,584
$28,344

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$74,423.01
Class A	131,212.11
Class M	43,304.26
Class C	39,244.30
Class I	35,404.17
Class Z	30.05
	$323,617

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,845 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $797,620. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $149,595, including $26,435 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37,705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $541.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,656.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class O	$25,355,467	$24,029,748
Class A	3,183,576	2,964,199
Class M	330,045	276,577
Class B	–	538
Class C	140,058	87,577
Class I	586,731	646,211
Class Z	1,329	1,298
Total	$29,597,206	$28,006,148
From net realized gain
Class O	$535,208	$91,032,400
Class A	83,778	14,095,488
Class M	11,735	1,938,891
Class B	–	29,246
Class C	9,184	1,546,810
Class I	13,805	2,729,338
Class Z	29	4,987
Total	$653,739	$111,377,160

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class O
Shares sold	542,452	799,999	$12,781,503	$16,579,044
Reinvestment of distributions	948,996	5,127,861	22,339,394	101,377,968
Shares redeemed	(3,289,420)	(5,942,608)	(77,384,469)	(123,801,861)
Net increase (decrease)	(1,797,972)	(14,748)	$(42,263,572)	$(5,844,849)
Class A
Shares sold	1,037,770	1,448,406	$23,730,373	$29,334,334
Reinvestment of distributions	138,649	873,334	3,188,933	16,881,539
Shares redeemed	(1,199,817)	(2,279,147)	(27,789,095)	(46,026,366)
Net increase (decrease)	(23,398)	42,593	$(869,789)	$189,507
Class M
Shares sold	349,299	365,733	$7,899,214	$7,352,351
Reinvestment of distributions	13,797	103,040	315,395	1,980,422
Shares redeemed	(252,647)	(509,992)	(5,735,673)	(10,168,783)
Net increase (decrease)	110,449	(41,219)	$2,478,936	$(836,010)
Class B
Shares sold	–	44	$–	$854
Reinvestment of distributions	–	1,480	–	28,467
Shares redeemed	–	(24,577)	–	(482,652)
Net increase (decrease)	–	(23,053)	$–	$(453,331)
Class C
Shares sold	296,989	205,898	$6,584,816	$4,025,706
Reinvestment of distributions	6,366	81,688	142,668	1,540,645
Shares redeemed	(174,834)	(312,756)	(3,851,039)	(6,151,082)
Net increase (decrease)	128,521	(25,170)	$2,876,445	$(584,731)
Class I
Shares sold	401,322	483,868	$9,878,191	$10,271,737
Reinvestment of distributions	23,754	157,235	576,977	3,204,452
Shares redeemed	(273,691)	(947,650)	(6,525,498)	(20,256,990)
Net increase (decrease)	151,385	(306,547)	$3,929,670	$(6,780,801)
Class Z
Shares sold	10,693	5	$270,455	$108
Reinvestment of distributions	56	311	1,358	6,285
Shares redeemed	(25)	(588)	(624)	(12,079)
Net increase (decrease)	10,724	(272)	$271,189	$(5,686)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class O	.47%
Actual		$1,000.00	$1,110.50	$2.47
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Class A	.82%
Actual		$1,000.00	$1,108.30	$4.31
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.22%
Actual		$1,000.00	$1,105.90	$6.41
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.76%
Actual		$1,000.00	$1,103.40	$9.23
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Class I	.63%
Actual		$1,000.00	$1,109.40	$3.31
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.51%
Actual		$1,000.00	$1,110.40	$2.68
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DESIN-SANN-0517
1.791873.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017